Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2012	Oct. 31, 2012	Mar. 31, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	AMERISOURCEBERGEN CORP
Entity Central Index Key	0001140859
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--09-30
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 8,478,792,561
Entity Common Stock Shares Outstanding		235,475,712
Document Period End Date	Sep 30, 2012
Document Type	8-K
Amendment Flag	false

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Current assets:
Cash and cash equivalents	$ 1,066,608	$ 1,825,990
Accounts receivable, less allowances for returns and doubtful accounts: 2012 - $338,245; 2011 - $347,083	3,784,619	3,675,980
Merchandise inventories	5,472,010	5,320,220
Prepaid expenses and other	72,374	84,365
Assets held for sale	662,853	508,164
Total current assets	11,058,464	11,414,719
Property and equipment, at cost:
Land	33,009	33,009
Buildings and improvements	324,264	256,040
Machinery, equipment and other	942,604	851,058
Total property and equipment	1,299,877	1,140,107
Less accumulated depreciation	(556,193)	(476,484)
Property and equipment, net	743,684	663,623
Goodwill and other intangible assets	3,523,432	2,777,669
Other assets	116,676	127,387
TOTAL ASSETS	15,442,256	14,983,398
Current liabilities:
Accounts payable	9,492,589	9,066,768
Accrued expenses and other	570,210	408,499
Current portion of long-term debt	0	392,089
Deferred income taxes	963,081	838,718
Liabilities held for sale	239,706	191,667
Total current liabilities	11,265,586	10,897,741
Long-term debt, net of current portion	1,395,931	951,012
Other liabilities	325,897	267,060
Stockholders equity:
Common stock, $0.01 par value - authorized, issued and outstanding: 600,000,000 shares, 262,542,659 shares and 235,394,281 shares at September 30, 2012, respectively, and 600,000,000 shares, 496,522,288 shares and 260,991,439 shares at September 30, 2011, respectively	2,625	4,965
Additional paid-in capital	2,252,470	4,082,978
Retained earnings	1,270,423	4,055,664
Accumulated other comprehensive loss	(32,657)	(50,141)
Stockholders equity subtotal before treasury stock	3,492,861	8,093,466
Treasury stock, at cost: 2012 - 27,148,378 shares; 2011 - 235,530,849 shares	(1,038,019)	(5,225,881)
Total stockholders equity	2,454,842	2,867,585
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	$ 15,442,256	$ 14,983,398

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Current assets:
Allowances for returns and doubtful accounts	$ 338,245	$ 347,083
Stockholders equity:
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	600,000,000	600,000,000
Common stock, shares issued	262,542,659	496,522,288
Common stock, shares outstanding	235,394,281	260,991,439
Treasury stock, shares held	27,148,378	235,530,849

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 19,064,443	$ 19,326,807	$ 19,708,371	$ 19,981,185	$ 20,007,061	$ 19,763,001	$ 19,395,063	$ 19,530,534	$ 78,080,806	$ 78,695,659	$ 76,496,106
Cost of goods sold	18,350,626	18,658,941	19,028,630	19,407,923	19,411,228	19,130,042	18,727,657	18,967,755	75,446,120	76,236,682	74,217,685
Gross profit	713,817	667,866	679,741	573,262	595,833	632,959	667,406	562,779	2,634,686	2,458,977	2,278,421
Operating expenses:
Distribution, selling and administrative	329,138	303,812	262,421	257,185	298,883	293,701	281,261	264,177	1,152,556	1,138,022	1,112,864
Depreciation	31,550	29,552	26,603	25,123	24,314	22,760	21,116	20,570	112,828	88,760	67,007
Amortization	6,944	5,981	4,630	3,992	3,273	3,060	3,102	3,167	21,547	12,602	12,494
Employee severance, litigation and other	27,419	4,135	9,027	3,559	23,567	0	0	0	44,140	23,567	(4,482)
Intangible asset impairments	0	0	0	0	6,506	0	0	0	0	6,506	3,200
Operating income	318,766	324,386	377,060	283,403	239,290	313,438	361,927	274,865	1,303,615	1,189,520	1,087,338
Other (income) loss	(910)	(4,785)	(131)	(1)	(2,870)	62	(142)	(1,667)	(5,827)	(4,617)	3,372
Interest expense, net	23,137	23,771	23,375	22,286	19,693	18,505	18,935	19,015	92,569	76,148	71,790
Income from continuing operations before income taxes	296,539	305,400	353,816	261,118	222,467	294,871	343,134	257,517	1,216,873	1,117,989	1,012,176
Income taxes	106,090	115,223	134,673	99,526	78,648	113,122	130,893	97,831	455,512	420,494	385,237
Income from continuing operations	190,449	190,177	219,143	161,592	143,819	181,749	212,241	159,686	761,361	697,495	626,939
(Loss) income from discontinued operations, net of income tax expense of $4,841, $3,523, and $5,784 for fiscal 2012, 2011, and 2010, respectively	(26,955)	(8,906)	(7,038)	524	3,505	2,670	2,140	814	(42,375)	9,129	9,809
Net income	$ 163,494	$ 181,271	$ 212,105	$ 162,116	$ 147,324	$ 184,419	$ 214,381	$ 160,500	$ 718,986	$ 706,624	$ 636,748
Basic earnings per share:
Continuing operations	$ 0.78	$ 0.75	$ 0.85	$ 0.63	$ 0.54	$ 0.66	$ 0.77	$ 0.58	$ 3.01	$ 2.56	$ 2.22
Discontinued operations	$ (0.11)	$ (0.04)	$ (0.03)	$ 0	$ 0.01	$ 0.01	$ 0.01		$ (0.17)	$ 0.03	$ 0.03
Rounding		$ 0.01							$ 0	$ 0	$ 0.01
Total	$ 0.67	$ 0.72	$ 0.82	$ 0.63	$ 0.55	$ 0.67	$ 0.78	$ 0.58	$ 2.84	$ 2.59	$ 2.26
Diluted earnings per share:
Continuing operations	$ 0.77	$ 0.74	$ 0.84	$ 0.61	$ 0.53	$ 0.65	$ 0.76	$ 0.57	$ 2.96	$ 2.51	$ 2.18
Discontinued operations	$ (0.11)	$ (0.03)	$ (0.03)		$ 0.01	$ 0.01	$ 0.01		$ (0.16)	$ 0.03	$ 0.03
Rounding				$ 0.01					$ 0	$ 0	$ 0.01
Total	$ 0.66	$ 0.71	$ 0.81	$ 0.62	$ 0.54	$ 0.66	$ 0.77	$ 0.57	$ 2.8	$ 2.54	$ 2.22
Weighted average common shares outstanding:
Basic									252,906	272,471	282,258
Diluted									256,903	277,717	287,246

Consolidated Statements of Operations (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Loss From Discontinued Operations Net Of Tax Abstract
Income tax expense	$ 4,841	$ 3,523	$ 5,784

Consolidated Statements of Changes in Stockholders Equity (USD $) In Thousands	Total	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock
Total stockholders equity at Sep. 30, 2009		$ 2,717,886	$ 4,829	$ 3,737,835	$ 2,919,760	$ (44,679)	$ (3,899,859)
Net income	636,748	636,748			636,748
Foreign currency translation		5,138				5,138
Benefit plan funded status adjustment, net of tax of $2,019, $5,472, and $1,096 during fiscal 2010, 2011 and 2012, respectively		(3,158)				(3,158)
Other, net of tax		108				108
Cash dividends, $0.32 per share, $0.43 per share, and $0.52 per share, respectively, for fiscal years ended September 30, 2010, 2011 and 2012		(90,622)			(90,622)
Exercise of stock options		111,683	66	111,617
Excess tax benefit from exercise of stock options		21,036		21,036
Share-based compensation expense		30,844		30,844
Common stock purchases for employee stock purchase plan		(1,948)		(1,948)
Purchases of common stock		(470,356)					(470,356)
Employee tax withholdings related to restricted share vesting		(3,117)					(3,117)
Other		2	3	(3)		2
Total stockholders equity at Sep. 30, 2010		2,954,244	4,898	3,899,381	3,465,886	(42,589)	(4,373,332)
Net income	706,624	706,624			706,624
Foreign currency translation		(4,521)				(4,521)
Benefit plan funded status adjustment, net of tax of $2,019, $5,472, and $1,096 during fiscal 2010, 2011 and 2012, respectively		(3,139)				(3,139)
Other, net of tax		108				108
Cash dividends, $0.32 per share, $0.43 per share, and $0.52 per share, respectively, for fiscal years ended September 30, 2010, 2011 and 2012		(117,624)			(117,624)
Exercise of stock options		115,820	64	115,756
Excess tax benefit from exercise of stock options		39,711		39,711
Share-based compensation expense		28,365		28,365
Common stock purchases for employee stock purchase plan		(232)		(232)
Purchases of common stock		(848,614)					(848,614)
Employee tax withholdings related to restricted share vesting		(3,935)					(3,935)
Other		778	3	(3)	778
Total stockholders equity at Sep. 30, 2011	2,867,585	2,867,585	4,965	4,082,978	4,055,664	(50,141)	(5,225,881)
Net income	718,986	718,986			718,986
Foreign currency translation		15,838				15,838
Benefit plan funded status adjustment, net of tax of $2,019, $5,472, and $1,096 during fiscal 2010, 2011 and 2012, respectively		1,538				1,538
Other, net of tax		108				108
Cash dividends, $0.32 per share, $0.43 per share, and $0.52 per share, respectively, for fiscal years ended September 30, 2010, 2011 and 2012		(132,760)			(132,760)
Exercise of stock options		89,521	45	89,476
Excess tax benefit from exercise of stock options		25,703		25,703
Share-based compensation expense		26,645		26,645
Common stock purchases for employee stock purchase plan		(299)		(299)
Treasury stock retirement		0	(2,388)	(1,972,030)	(3,371,467)		5,345,885
Purchases of common stock		(1,154,208)					(1,154,208)
Employee tax withholdings related to restricted share vesting		(3,815)					(3,815)
Other		0	3	(3)
Total stockholders equity at Sep. 30, 2012	$ 2,454,842	$ 2,454,842	$ 2,625	$ 2,252,470	$ 1,270,423	$ (32,657)	$ (1,038,019)

Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY
Other Comprehensive Income Defined Benefit Plans Tax	$ 1,096	$ 5,472	$ 2,019
Common Stock Dividends Per Share Cash Paid	$ 0.52	$ 0.43	$ 0.32

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
OPERATING ACTIVITIES
Net income	$ 718,986	$ 706,624	$ 636,748
Loss (income) from discontinued operations	42,375	(9,129)	(9,809)
Income from continuing operations	761,361	697,495	626,939
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Depreciation, including amounts charged to cost of goods sold	113,765	89,659	67,992
Amortization, including amounts charged to interest expense	26,750	17,310	17,456
Provision for doubtful accounts	23,058	37,878	41,698
Provision for deferred income taxes	61,278	194,797	83,400
Share-based compensation	25,954	27,279	29,749
Loss on disposal of property and equipment	249	855	8,816
Other, including intangible asset impairments	(9,433)	5,758	9,206
Changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions:
Accounts receivable	71,510	(23,934)	62,445
Merchandise inventories	(116,174)	(228,303)	(241,252)
Prepaid expenses and other assets	49,716	(26,284)	10,545
Accounts payable, accrued expenses, and income taxes	416,100	388,687	386,364
Other liabilities	(7,177)	(3,799)	(21,983)
Net cash provided by operating activities-continuing operations	1,416,957	1,177,398	1,081,375
Net cash (used in) provided by operating activities-discontinued operations	(111,508)	(9,450)	27,249
NET CASH PROVIDED BY OPERATING ACTIVITIES	1,305,449	1,167,948	1,108,624
INVESTING ACTIVITIES
Capital expenditures	(133,292)	(156,142)	(175,687)
Cost of acquired companies, net of cash acquired	(775,670)	(45,380)	0
Proceeds from sales of property and equipment	23	868	135
Net cash used in investing activities-continuing operations	(908,939)	(200,654)	(175,552)
Net cash used in investing activities-discontinued operations	(39,010)	(11,764)	(8,819)
NET CASH USED IN INVESTING ACTIVITIES	(947,949)	(212,418)	(184,371)
FINANCING ACTIVITIES
Long-term debt borrowings	499,290	0	396,696
Long-term debt repayments	(447,326)	0	(7,664)
Borrowings under revolving and securitization credit facilities	60,500	35,026	2,822
Repayments under revolving and securitization credti facilities	(60,500)	(35,068)	(37,497)
Purchases of common stock	(1,162,246)	(840,577)	(470,356)
Exercises of stock options, including excess tax benefits of $25,703, $39,711, and $21,036 in fiscal 2012, 2011, and 2010 respectively	115,224	155,531	132,719
Cash dividends on common stock	(132,760)	(117,624)	(90,622)
Debt issuance costs and other	(10,658)	(7,439)	(9,907)
Net cash used in financing activities-continuing operations	(1,138,476)	(810,151)	(83,809)
Net cash provided by (used in) financing activities-discontinued operations	21,594	22,429	(191,630)
NET CASH USED IN FINANCING ACTIVITIES	(1,116,882)	(787,722)	(275,439)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(759,382)	167,808	648,814
Cash and cash equivalents at beginning of year	1,825,990	1,658,182	1,009,368
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 1,066,608	$ 1,825,990	$ 1,658,182

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
FINANCING ACTIVITIES
Excess tax benefit from the exercise of stock options	$ 25,703	$ 39,711	$ 21,036

Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Significant Accounting Policies Text Block
AMERISOURCEBERGEN CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
September 30, 2012

Note 1.  Summary of Significant Accounting Policies

AmerisourceBergen Corporation (the “Company”) is a pharmaceutical services company providing drug distribution and related healthcare services and solutions to its pharmacy, physician and manufacturer customers, which are based primarily in the United States, Canada and select global markets.

Discontinued Operations Retrospectively Applied

In March 2013, the Company committed to a plan to divest AmerisourceBergen Canada Corporation (“ABCC”) due to the challenging economic environment for Canadian pharmaceutical product distribution. As a result of the planned sale of ABCC, the Company classified ABCC's assets and liabilities as held for sale and classified ABCC's operating results, net of tax, as discontinued operations for all periods presented in its Form 10-Q for the period ended March 31, 2013.

The accompanying consolidated balance sheets of the Company as of September 30, 2012 and 2011, and the related consolidated statements of operations, changes in stockholders' equity, and cash flows for each of the three years in the period ended September 30, 2012 have been retrospectively revised to reflect the classification of ABCC's assets and liabilities as held for sale and ABCC's operating results, net of tax, as discontinued operations.

Basis of Presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries as of the dates and for the fiscal years indicated. All intercompany accounts and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual amounts could differ from these estimated amounts due to uncertainties inherent in such estimates. Management periodically evaluates estimates used in the preparation of the financial statements for continued reasonableness.

As of September 30, 2012, the Company had committed to a plan to divest its contract packaging and clinical trials services business, AndersonBrecon. In March 2013, the Company also committed to a plan to divest a Canadian pharmaceutical distribution business, ABCC. The Company has retrospectively classified AndersonBrecon's and ABCC's operating results as discontinued in the consolidated financial statements for all periods presented (see Note 3).

Certain reclassifications have been made to prior year amounts in order to conform to the current year presentation.

Business Combinations

The purchase price of an acquired company, including the fair value of contingent consideration, is allocated between tangible and intangible assets acquired and liabilities assumed from the acquired business based on their estimated fair values, with the residual of the purchase price recorded as goodwill. The results of operations of the acquired businesses are included in the Company's operating results from the dates of acquisition (see Note 2).

Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The carrying value of cash equivalents approximates fair value.

Concentrations of Credit Risk and Allowance for Doubtful Accounts

The Company sells its merchandise inventories to a large number of customers in the healthcare industry that include institutional and retail healthcare providers. Institutional healthcare providers include acute care hospitals, health systems, mail order pharmacies, long-term care and other alternate care pharmacies and providers of pharmacy services to such facilities, and physician offices. Retail healthcare providers include national and regional retail drugstore chains, independent community pharmacies and pharmacy departments of supermarkets and mass merchandisers. The financial condition of the Company's customers can be affected by changes in government reimbursement policies as well as by other economic pressures in the healthcare industry.

The Company's trade accounts receivable are exposed to credit risk, but the risk is moderated because the Company's customer base is diverse and geographically widespread primarily within the U.S. and Canada. The Company generally does not require collateral for trade receivables. The Company performs ongoing credit evaluations of its customers' financial condition and maintains an allowance for doubtful accounts. In determining the appropriate allowance for doubtful accounts, the Company considers a combination of factors, such as the aging of trade receivables, industry trends, its customers' financial strength, credit standing, and payment and default history. Changes in these factors, among others, may lead to adjustments in the Company's allowance for doubtful accounts. The calculation of the required allowance requires judgment by Company management as to the impact of those and other factors on the ultimate realization of its trade receivables. Each of the Company's business units performs ongoing credit evaluations of its customers' financial condition and maintains reserves for probable bad debt losses based on historical experience and for specific credit problems when they arise. There were no significant changes to this process during the fiscal years ended September 30, 2012, 2011, and 2010 and bad debt expense was computed in a consistent manner during these periods. The bad debt expense for any period presented is equal to the changes in the period end allowance for doubtful accounts, net of write-offs, recoveries and other adjustments. Schedule II of this Form 10-K sets forth a rollforward of the allowance for doubtful accounts. At September 30, 2012, the largest trade receivable due from a single customer represented approximately 11% of accounts receivable, net. In fiscal 2012, our largest customer was Medco Health Solutions, Inc., which was recently acquired by Express Scripts, Inc. (“Express Scripts”), and it accounted for 17% of our revenue. The Company's next largest customer accounted for 6% of its fiscal 2012 revenue.

The Company maintains cash and cash equivalents with several financial institutions. Deposits held with banks may exceed the amount of insurance provided on such deposits. These deposits may be redeemed upon demand, and are maintained with financial institutions with reputable credit, and, therefore, bear minimal credit risk. The Company seeks to mitigate such risks by monitoring the risk profiles of these counterparties. The Company also seeks to mitigate risk by monitoring the investment strategy of money market accounts that it is invested in, which are classified as cash equivalents.

Derivative Financial Instruments

The Company records all derivative financial instruments on the balance sheet at fair value and complies with established criteria for designation and effectiveness of hedging relationships.

As of September 30, 2012 and 2011, there were no outstanding derivative financial instruments. The Company's policy prohibits it from entering into derivative financial instruments for speculative or trading purposes.

Equity Investments

The Company uses the equity method of accounting for its investments in entities in which it has significant influence; generally, this represents an ownership interest of between 20% and 50%. The Company's investments in marketable equity securities in which the Company does not have significant influence are classified as “available for sale” and are carried at fair value within the Other Assets line item on the consolidated balance sheet, with unrealized gains and losses excluded from earnings and reported in the accumulated other comprehensive loss component of stockholders' equity. Unrealized losses that are determined to be other-than-temporary impairment losses are recorded as a component of earnings in the period in which that determination is made.

Foreign Currency

The functional currency of the Company's foreign operations is the applicable local currency. Assets and liabilities are translated into U.S. dollars using the current exchange rates in effect at the balance sheet date, while revenues and expenses are translated at the weighted average exchange rates for the period. The resulting translation adjustments are recorded as a component of accumulated other comprehensive loss within stockholders' equity.

Goodwill and Other Intangible Assets

Goodwill represents the excess purchase price of an acquired entity over the net amounts assigned to assets acquired and liabilities assumed. The Company does not amortize purchased goodwill or intangible assets with indefinite lives; rather, they are tested for impairment on at least an annual basis. Intangible assets with finite lives, primarily customer relationships, software technology and non-compete agreements, are amortized over their estimated useful lives, which range from 3 to 16 years.

The Company's operating segments are comprised of AmerisourceBergen Drug Corporation, AmerisourceBergen Specialty Group, AmerisourceBergen Consulting Services, and World Courier. Each operating segment has an executive who is responsible for managing the segment and reporting directly to the President and Chief Executive Officer of the Company, the Company's Chief Operating Decision Maker (“CODM”). Each operating segment is comprised of a number of operating units (components), for which discrete financial information is available. These components are aggregated into reporting units for purposes of goodwill impairment testing.

In order to test goodwill and intangible assets with indefinite lives, a determination of the fair value of the Company's reporting units and intangible assets with indefinite lives is required and is based, among other things, on estimates of future operating performance of the reporting unit and/or the component of the entity being valued. The Company is required to complete an impairment test for goodwill and intangible assets with indefinite lives and record any resulting impairment losses at least on an annual basis or more often if warranted by events or changes in circumstances indicating that the carrying value may exceed fair value (“impairment indicators”). This impairment test includes the projection and discounting of cash flows, analysis of the Company's market capitalization and estimating the fair values of tangible and intangible assets and liabilities. Estimates of future cash flows and determination of their present values are based upon, among other things, certain assumptions about expected future operating performance and appropriate discount rates determined by management.

The Company completed its required annual impairment tests relating to goodwill and other intangible assets in the fiscal years ended September 30, 2012, 2011, and 2010, and, as a result, recorded $6.5 million and $2.5 million of impairment charges in fiscal 2011 and 2010, respectively. The Company's estimates of cash flows may differ from actual cash flows due to, among other things, economic conditions, changes to the business model, or changes in operating performance. Significant differences between these estimates and actual cash flows could materially affect the Company's future financial results.

Income Taxes

The Company accounts for income taxes using a method that requires recognition of deferred tax assets and liabilities for expected future tax consequences of temporary differences that currently exist between tax bases and financial reporting bases of the Company's assets and liabilities (commonly known as the asset and liability method). In assessing the ability to realize deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, including resolutions of any related appeals or litigation processes, based on the technical merits of the position. Tax benefits associated with uncertain tax positions that have met the recognition criteria are measured and recorded based on the highest probable outcome that is more than 50% likely to be realized after full disclosure and resolution of a tax examination.

Loss Contingencies

The Company accrues for estimated loss contingencies related to litigation if it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Assessing contingencies is highly subjective and requires judgments about future events. The Company regularly reviews loss contingencies to determine the adequacy of its accruals and related disclosures. The amount of the actual loss may differ significantly from these estimates.

Manufacturer Incentives

The Company accounts for fees and other incentives received from its suppliers, relating to the purchase or distribution of inventory, as a reduction to cost of goods sold. The Company considers these fees and other incentives to represent product discounts, and as a result, they are capitalized as product costs and relieved through cost of goods sold upon the sale of the related inventory.

Merchandise Inventories

Inventories are stated at the lower of cost or market. Cost for approximately 82% of the Company's inventories at September 30, 2012 and 2011 has been determined using the last-in, first-out (LIFO) method. If the Company had used the first-in, first-out (FIFO) method of inventory valuation, which approximates current replacement cost, inventories would have been approximately $256.7 million and $256.0 million higher than the amounts reported at September 30, 2012 and 2011, respectively. The Company recorded a LIFO charge of $0.7 million, $34.7 million, and $30.2 million in fiscal 2012, 2011, and 2010, respectively.

Property and Equipment

Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets, which range from 3 to 40 years for buildings and improvements and from 3 to 10 years for machinery, equipment and other. The costs of repairs and maintenance are charged to expense as incurred.

The Company capitalizes project costs relating to computer software developed or obtained for internal use when the activities related to the project reach the application development stage. Costs that are associated with preliminary stage activities, training, maintenance, and all other post-implementation stage activities are expensed as they are incurred. Software development costs are depreciated using the straight-line method over the estimated useful lives, which range from 5 to 10 years.

In connection with the Company's Business Transformation project, which includes a new enterprise resource planning (“ERP”) system, the Company wrote-off capitalized software costs totaling $6.7 million in fiscal 2010.

Revenue Recognition

The Company recognizes revenue when persuasive evidence of an arrangement exists, product has been delivered or services have been rendered, the price is fixed or determinable and collectability is reasonably assured. Revenue as reflected in the accompanying consolidated statements of operations is net of estimated sales returns and allowances.

The Company's customer sales return policy generally allows customers to return products only if the products can be resold at full value or returned to suppliers for full credit. The Company records an accrual for estimated customer sales returns at the time of sale to the customer. At September 30, 2012 and 2011, the Company's accrual for estimated customer sales returns was $252.5 million and $258.3 million, respectively.

The Company reports the gross dollar amount of bulk deliveries to customer warehouses in revenue and the related costs in cost of goods sold. Bulk delivery transactions are arranged by the Company at the express direction of the customer, and involve either drop shipments from the supplier directly to customers' warehouse sites or cross-dock shipments from the supplier to the Company for immediate shipment to the customers' warehouse sites. The Company is a principal to these transactions because it is the primary obligor and has the ultimate and contractual responsibility for fulfillment and acceptability of the products purchased, and bears full risk of delivery and loss for products, whether the products are drop-shipped or shipped via cross-dock. The Company also bears full credit risk associated with the creditworthiness of any bulk delivery customer. As a result, the Company records bulk deliveries to customer warehouses as gross revenues. Gross profit earned by the Company on bulk deliveries was not material in any year presented.

Share-Based Compensation

The Company accounts for the compensation cost of all share-based payments at fair value and reports the related expense within distribution, selling and administrative expenses to correspond with the same line item as the cash compensation paid to employees. The benefits of tax deductions in excess of recognized compensation expense are reported as a financing cash flow ($25.7 million, $39.7 million, and $21.0 million for the fiscal years ended September 30, 2012, 2011, and 2010 respectively).

Shipping and Handling Costs

Shipping and handling costs include all costs to warehouse, pick, pack and deliver inventory to customers. These costs, which were $259.1 million, $270.2 million and $277.2 million for the fiscal years ended September 30, 2012, 2011, and 2010, respectively, are included in distribution, selling and administrative expenses.

Supplier Reserves

The Company establishes reserves against amounts due from its suppliers relating to various price and rebate incentives, including deductions or billings taken against payments otherwise due them from the Company. These reserve estimates are established based on the judgment of Company management after carefully considering the status of current outstanding claims, historical experience with the suppliers, the specific incentive programs and any other pertinent information available to the Company. The Company evaluates the amounts due from its suppliers on a continual basis and adjusts the reserve estimates when appropriate based on changes in factual circumstances. The ultimate outcome of any outstanding claim may be different than the Company's estimate.

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, “Comprehensive Income: Presentation of Comprehensive Income.” ASU No. 2011-05 requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate, but consecutive statements. ASU No. 2011-05 is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2011, and early adoption is permitted. The Company is evaluating its presentation options under ASU No. 2011-05; however, it does not expect adoption of this guidance to impact the Company's consolidated financial statements other than the change in presentation. The company intends to adopt this ASU in its quarter ending December 31, 2012.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment.” Under ASU No. 2011-08, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the entity determines that this threshold is not met, then performing the two-step impairment test is unnecessary. ASU No. 2011-08 is effective for fiscal years that begin after December 15, 2011, and early adoption is permitted. The Company intends to adopt this ASU in its fiscal year beginning October 1, 2012.

In July 2012, the FASB issued ASU No. 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite – Lived Intangible Assets for Impairment.” ASU No. 2012-02 simplifies how an entity tests indefinite-lived intangible assets (other than goodwill) for impairment by providing entities with an option to perform a qualitative assessment to determine whether further impairment testing is necessary. An entity would continue to calculate the fair value of an indefinite-lived intangible asset if the asset fails the qualitative assessment, while no further analysis would be required if it passes. ASU No. 2012-02 is effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012, and early adoption is permitted. The Company intends to adopt this ASU in its fiscal year beginning October 1, 2012.

Acquisitions	12 Months Ended
Sep. 30, 2012
Acquisitions [Abstract]
Acquisitions

Note 2.  Acquisitions

TheraCom, LLC

In November 2011, the Company acquired TheraCom, LLC (“TheraCom”), a subsidiary of CVS Caremark Corporation, for a purchase price of $257.2 million, net of a working capital adjustment. TheraCom is a leading provider of commercialization support services for the biotechnology and pharmaceutical industry, specifically providing reimbursement and patient support services. TheraCom's capabilities complement those of the Lash Group, a business within ABCS, and significantly increase the size and scope of its consulting services. TheraCom's annualized revenues are approximately $700 million, the majority of which are provided by the specialized distribution component of the integrated reimbursement support services for certain unique prescription products. During the fiscal year ended September 30, 2012, TheraCom sales to ABDC were $72.2 million, which were eliminated from the Company's consolidated financial statements. For segment presentation, TheraCom is included in Other.

The purchase price was allocated to the underlying assets acquired and liabilities assumed based upon their fair values at the date of the acquisition. The purchase price exceeded the fair value of the net tangible and intangible assets acquired by $180.2 million, which was allocated to goodwill. The fair values of significant tangible assets acquired and liabilities assumed were as follows: accounts receivable of $119.3 million, merchandise inventories of $41.7 million, and accounts payable of $153.2 million. The fair value of intangible assets acquired of $68.8 million consists of customer relationships of $57.1 million, software technology of $7.9 million, and trade names of $3.8 million. The Company is amortizing the fair values of the acquired customer relationships over their remaining useful lives of 15 years, and amortizing the fair values of software technology and trade names over their remaining useful lives of 5 years. All of the goodwill resulting from the acquisition is expected to be deductible for income tax purposes.

World Courier

In April 2012, the Company acquired World Courier for a purchase price of $518.0 million, net of a working capital adjustment. World Courier is a leading global specialty transportation and logistics provider for the biopharmaceutical industry. World Courier further strengthens the Company's service offerings to global pharmaceutical manufacturers and provides an established platform for the introduction of our specialty services outside North America. It operates in over 50 countries and has approximately 2,500 employees. World Courier's annual revenues are estimated to be approximately $500 million. For segment presentation, World Courier is included in Other.

The purchase price has been preliminarily allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of the acquisition. The purchase price currently exceeds the estimated fair value of the net tangible and intangible assets acquired by $263.7 million, which was allocated to goodwill. The Company is in the process of finalizing its fair value estimates for certain contingent liabilities assumed and the income tax assets acquired and liabilities assumed. The estimated fair value of intangible assets acquired of $250.0 million consists of a trade name of $110.5 million, customer relationships of $130.5 million, and software technology of $9.0 million. The trade name has been determined to have an indefinite life. The Company is amortizing the estimated fair values of the acquired customer relationships and software technology over the remaining estimated useful lives of 16 years and 5 years, respectively. Goodwill resulting from the acquisition is not expected to be deductible for income tax purposes.

The Company has reflected revenues of $959.9 million and pre-tax earnings of $24.1 million related to the acquisitions of TheraCom and World Courier in its consolidated results of operations from the dates of their respective acquisitions. Pro forma results of operations for the aforementioned acquisitions for the fiscal years ended September 30, 2012 and 2011, as if such acquisitions had been completed as of the beginning of fiscal 2011, have not been presented because the pro forma results are not materially different from the Company's actual results for the periods indicated.

Discontinued Operations	12 Months Ended
Sep. 30, 2012
Discontinued Operation Income Loss From Discontinued Operation Disclosures Abstract
Disposal Groups Including Discontinued Operations Disclosure Text Block

Note 3.  Discontinued Operations

As of September 30, 2012, the Company committed to a plan to divest its packaging and clinical trials services business, AndersonBrecon (“AB”) to allow it to focus on its distribution, specialty, and manufacturer services businesses. In March 2013, the Company also committed to a plan to divest AmerisourceBergen Canada Corporation (“ABCC”), due to the challenging economic environment for Canadian pharmaceutical product distribution. The Company has retrospectively classified AB and ABCC's assets and liabilities as held for sale in the accompanying consolidated balance sheets and has retrospectively classified AB and ABCC's operating results as discontinued operations in the accompanying consolidated statements of operations for all periods presented. Previously, AB was included in Other and ABCC was included in Pharmaceutical Distribution for segment reporting. AB and ABCC's revenue and (loss) income before income taxes were as follows:

	Fiscal Year Ended September 30,
(in thousands)	2012	2011	2010
Revenue	$1,639,684	$1,521,899	$1,457,873
(Loss) income before income taxes	$(37,534)	$12,652	$15,593

The following table summarizes the assets and liabilities of AB and ABCC (in thousands):

	September 30,
	2012	2011
Assets:
Accounts receivable	$ 187,179	$ 161,223
Merchandise inventories	249,463	146,314
Property and equipment, net	131,907	109,293
Goodwill and other intangible assets	85,163	86,142
Other assets	9,141	5,192
Assets held for sale	662,853	508,164
Liabilities:
Accounts payable	152,110	135,347
Accrued expenses and other	16,554	14,418
Other liabilities	71,042	41,902
Liabilities held for sale	239,706	191,667
Net assets	$ 423,147	$ 316,497

Income Taxes	12 Months Ended
Sep. 30, 2012
Income Tax Expense Benefit Abstract
Income Tax Disclosure Text Block

Note 4. Income Taxes

       The following illustrates domestic and foreign income before income taxes (in thousands):

	Fiscal year ended September 30,
	2012	2011	2010
Domestic	$ 1,193,047	$ 1,105,481	$ 1,002,669
Foreign	23,826	12,508	9,507
Total	$ 1,216,873	$ 1,117,989	$ 1,012,176

The income tax provision is as follows (in thousands):

	Fiscal Year Ended September 30,
	2012	2011	2010
Current provision:
Federal	$ 356,843	$ 194,816	$ 265,862
State and local	32,438	26,527	34,478
Foreign	4,953	4,354	1,497
	394,234	225,697	301,837
Deferred provision:
Federal	47,348	174,412	68,289
State and local	11,959	20,462	12,693
Foreign	1,971	(77)	2,418
	61,278	194,797	83,400
Provision for income taxes	$ 455,512	$ 420,494	$ 385,237

A reconciliation of the statutory federal income tax rate to the effective income tax rate is as follows:

	Fiscal Year Ended September 30,
	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income tax rate, net of federal tax benefit	2.3	1.7	3.3
Foreign	(0.1)	-	0.1
Other	0.2	0.9	(0.3)
Effective income tax rate	37.4%	37.6%	38.1%

Deferred income taxes reflect the future tax consequences of differences between the tax bases of assets and liabilities and their financial reporting amounts. Significant components of the Company's deferred tax liabilities (assets) are as follows (in thousands):

	September 30,
	2012	2011
Merchandise inventories	$ 985,571	$ 898,655
Property and equipment	132,732	130,028
Goodwill and other intangible assets	249,913	142,810
Other	705	1,588
Gross deferred tax liabilities	1,368,921	1,173,081
Net operating loss and tax credit carryforwards	(59,994)	(40,742)
Capital loss carryforwards	(230,395)	(230,122)
Allowance for doubtful accounts	(30,856)	(32,882)
Accrued expenses	(9,651)	(462)
Employee and retiree benefits	(17,392)	(24,206)
Stock options	(28,197)	(25,697)
Other	(57,596)	(44,398)
Gross deferred tax assets	(434,081)	(398,509)
Valuation allowance for deferred tax assets	254,182	249,906
Deferred tax assets, net of valuation allowance	(179,899)	(148,603)
Net deferred tax liabilities	$ 1,189,022	$ 1,024,478

The following tax carryforward information is presented as of September 30, 2012. The Company had $21.5 million of potential tax benefits from federal net operating loss carryforwards expiring in 9 to 19 years, $51.4 million of potential tax benefits from state net operating loss carryforwards expiring in 1 to 20 years and $6.5 million of potential tax benefits from foreign net operating loss carryforwards, which have varying expiration dates. Included in the state net operating loss carryforwards is $6.0 million of potential tax benefits that if realized would be an increase to additional paid-in-capital and $14.8 million of potential tax benefits that if realized would reduce income tax expense. The Company had $230.4 million of potential tax benefits from capital loss carryforwards expiring in 2 to 4 years. The Company had $1.4 million of state tax credit carryforwards.

In connection with the acquisition of World Courier, the Company acquired net operating loss carryforwards totaling approximately $78 million. The Company agreed with the sellers of World Courier to reimburse them for the Company's utilization of all U.S. net operating loss carryforwards and certain foreign net operating loss carryforwards that existed as of the acquisition date and will be realized by the Company through 2017. As such, the Company has recorded a deferred tax asset, net of valuation allowance, for the net operating losses expected to be realized and an offsetting liability for the amount to be repaid to the sellers as part of the preliminary purchase price allocation for World Courier. The amounts recorded are preliminary and subject to finalization.

In fiscal 2012, the Company increased the valuation allowance on deferred tax assets by $4.3 million primarily due to the addition of certain foreign net operating loss carryforwards. In fiscal 2011, the Company increased the valuation allowance on deferred tax assets by $14.6 million primarily due to the addition of certain state net operating loss carryforwards.

In fiscal 2012, 2011, and 2010, tax benefits of $25.7 million, $39.7 million, and $21.0  million, respectively, related to the exercise of employee stock options and lapse of restricted shares were recorded as additional paid-in capital.

Income tax payments, net of refunds, were $302.1 million, $214.6 million and $257.8 million in the fiscal years ended September 30, 2012, 2011 and 2010, respectively.

The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years before 2009.

As of September 30, 2012 and 2011, the Company had unrecognized tax benefits, defined as the aggregate tax effect of differences between tax return positions and the benefits recognized in the Company's financial statements, of $43.3 million and $45.7 million, respectively ($30.1 million and $30.9 million, net of federal benefit, respectively). If recognized, these tax benefits would reduce income tax expense and the effective tax rate. As of September 30, 2012 and 2011, included in these amounts are $6.3 million and $9.9 million of interest and penalties, respectively, which the Company records in income tax expense.

A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest and penalties, in fiscal 2012, 2011, and 2010 is as follows (in thousands):

Balance at September 30, 2009	$ 37,649
Additions of tax positions of the current year	6,710
Additions of tax positions of the prior years	737
Reductions of tax positions of the prior years	(4,826)
Settlements with taxing authorities	(2,810)
Expiration of statutes of limitations	(630)
Balance at September 30, 2010	36,830
Additions of tax positions of the current year	5,866
Additions of tax positions of the prior years	3,592
Reductions of tax positions of the prior years	(386)
Settlements with taxing authorities	(7,136)
Expiration of statutes of limitations	(2,963)
Balance at September 30, 2011	35,803
Additions of tax positions of the current year	6,094
Additions of tax positions of the prior years	1,045
Additions of tax positions due to acquisitions	2,748
Reductions of tax positions of the prior years	(5,177)
Settlements with taxing authorities	(2,286)
Expiration of statutes of limitations	(1,237)
Balance at September 30, 2012	$ 36,990

During the next 12 months, it is reasonably possible that state tax audit resolutions and the expiration of statutes of limitations could result in a reduction of unrecognized tax benefits by approximately $2.3 million.

Cumulative undistributed earnings of international subsidiaries were $93.0 million at September 30, 2012. No deferred Federal income taxes were provided for the undistributed earnings as they are permanently reinvested in the Company's international operations. It is not practicable to estimate the amount of U.S. tax that would result upon the eventual repatriation of such earnings.

Goodwill and Other Intangible Assets	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Intangible Assets Disclosure Text Block

Note 5. Goodwill and Other Intangible Assets

Following is a summary of the changes in the carrying value of goodwill for the fiscal years ended September 30, 2012 and 2011 (in thousands):

	Pharmaceutical
	Distribution	Other	Total
Goodwill at September 30, 2010	$ 2,404,652	$ 70,044	$ 2,474,696
Goodwill recognized in connection with acquisitions (see Note 2)	17,495	8,412	25,907
Foreign currency translation	(440)	-	(440)
Goodwill impairment	-	(3,001)	(3,001)
Goodwill at September 30, 2011	2,421,707	75,455	2,497,162
Goodwill recognized in connection with acquisitions (see Note 2)	(134)	444,554	444,420
Foreign currency translation	1,402	-	1,402
Goodwill at September 30, 2012	$ 2,422,975	$ 520,009	$ 2,942,984

Following is a summary of other intangible assets (in thousands):

	September 30, 2012			September 30, 2011
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Indefinite-lived intangibles — trade names	$344,004	$-	$344,004	$233,348	$-	$233,348
Finite-lived intangibles:
Customer relationships	265,981	(61,865)	204,116	78,147	(47,578)	30,569
Other	67,896	(35,568)	32,328	45,074	(28,484)	16,590
Total other intangible assets	$677,881	$(97,433)	$580,448	$356,569	$(76,062)	$280,507

During the fiscal year ended September 30, 2011, the Company recorded a goodwill impairment charge of $3.0 million and a customer relationship impairment charge of $3.5 million relating to one of its smaller business units. For segment presentation, this charge was included in Other.

During the fiscal year ended September 30, 2010, the Company recorded trade name impairment charges totaling $3.2 million relating to certain of its smaller business units. For segment presentation, this charge was included in Other.

Amortization expense for other intangible assets was $21.5 million, $12.6 million, and $12.5 million in the fiscal years ended September 30, 2012, 2011, and 2010, respectively. Amortization expense for other intangible assets is estimated to be $27.2 million in fiscal 2013, $25.4 million in fiscal 2014, $21.3 million in fiscal 2015, $20.3 million in fiscal 2016, $16.9 million in 2017 and $125.3 million thereafter.

Debt	12 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Debt Disclosure Text Block

Note 6.  Debt

Debt consisted of the following:

	September 30,
	2012	2011
	(Dollars in thousands)
Blanco revolving credit facility	$-	$55,000
Receivables securitization facility due 2015	-	-
Multi-currency revolving credit facility due 2017	-	-
$392,326, 5 5/8% senior notes due 2012	-	392,000
$500,000, 5 7/8% senior notes due 2015	499,091	498,822
$400,000, 4 7/8% senior notes due 2019	397,485	397,190
$500,000, 3 1/2% senior notes due 2021	499,355	-
Other	-	89
Total debt	1,395,931	1,343,101
Less current portion	-	392,089
Total, net of current portion	$1,395,931	$951,012

Long-Term Debt

In February 2012, the Company repaid the borrowings under the Blanco Credit Facility, which was terminated.

The Company has a multi-currency senior unsecured credit facility for $700 million, which was scheduled to expire in March 2015 (the “Multi-Currency Revolving Credit Facility”), with a syndicate of lenders. In October 2011, the Company entered into an amendment with the syndicate of lenders to extend the maturity date of the Multi-Currency Revolving Credit Facility to October 2016. The amendment also reduced the Company's borrowing rates and facility fees. In November 2012, the Company further extended the maturity date to November 2017. Interest on borrowings under the Multi-Currency Revolving Credit Facility accrues at specified rates based on the Company's debt rating and ranges from 68 basis points to 155 basis points over LIBOR/EURIBOR/Bankers Acceptance Stamping Fee, as applicable (90 basis points over LIBOR/EURIBOR/Bankers Acceptance Stamping Fee at September 30, 2012). Additionally, interest on borrowings denominated in Canadian dollars may accrue at the greater of the Canadian prime rate or the CDOR rate. The Company pays facility fees to maintain the availability under the Multi-Currency Revolving Credit Facility at specified rates based on the Company's debt rating, ranging from 7 basis points to 20 basis points, annually, of the total commitment (10 basis points at September 30, 2012). The Company may choose to repay or reduce its commitments under the Multi-Currency Revolving Credit Facility at any time. The Multi-Currency Revolving Credit Facility contains covenants, including compliance with a financial leverage ratio test, as well as others that impose limitations on, among other things, indebtedness of excluded subsidiaries and asset sales.

The Company has $500 million of 5 7/8% senior notes due September 15, 2015 (the “2015 Notes”), $400 million of 4 7/8% senior notes due November 15, 2019 (the “2019 Notes”), and $500 million of 3½% senior notes due November 15, 2021 (the “2021 Notes”) (together, the “Notes”). The 2015 Notes, 2019 Notes, and 2021 Notes were sold at 99.5%, 99.2%, and 99.858% of the principal amount, respectively, and have effective interest yields of 5.94%, 4.98%, and 3.52% respectively. Interest on the Notes is payable semiannually in arrears. Costs incurred in connection with the issuance of the Notes were deferred and are being amortized over the terms of the notes.

All of the Notes and the Multi-Currency Revolving Credit Facility were previously guaranteed on a joint and several basis by certain of the Company's subsidiaries, which were known as the guarantor subsidiaries. On June 29, 2012, in accordance with the terms of the documents governing the underlying obligations, each of the guarantor subsidiaries was released from its obligations under the guarantee of the Notes and the Multi-Currency Revolving Credit Facility. As a result, the Company no longer discloses selected consolidating financial statements of its parent and its guarantors and non-guarantor subsidiaries.

The indentures governing the Multi-Currency Revolving Credit Facility and the Notes contain restrictions and covenants which include limitations on additional indebtedness; distributions to stockholders; the repurchase of stock and the making of other restricted payments; issuance of preferred stock; creation of certain liens; transactions with subsidiaries and other affiliates; and certain corporate acts such as mergers, consolidations, and the sale of substantially all assets. An additional covenant requires compliance with a financial leverage ratio test.

Receivables Securitization Facility

The Company has a $700 million receivables securitization facility (“Receivables Securitization Facility”), which was scheduled to expire in April 2014. In October 2011, the Company entered into an amendment to the Receivables Securitization Facility to extend the maturity date to October 2014. The amendment also reduced the Company's borrowing rates. In November 2012, the Company further extended the maturity date to November 2015. The Company has available to it an accordion feature whereby the commitment on the Receivables Securitization Facility may be increased by up to $250 million, subject to lender approval, for seasonal needs during the December and March quarters. Interest rates are based on prevailing market rates for short-term commercial paper or LIBOR plus a program fee of 75 basis points. The Company pays an unused fee of 37.5 basis points, annually, to maintain the availability under the Receivables Securitization Facility. At September 30, 2012, there were no borrowings outstanding under the Receivables Securitization Facility. In connection with the Receivables Securitization Facility, AmerisourceBergen Drug Corporation sells on a revolving basis certain accounts receivable to Amerisource Receivables Financial Corporation, a wholly owned special purpose entity, which in turn sells a percentage ownership interest in the receivables to commercial paper conduits sponsored by financial institutions. AmerisourceBergen Drug Corporation is the servicer of the accounts receivable under the Receivables Securitization Facility. After the maximum limit of receivables sold has been reached and as sold receivables are collected, additional receivables may be sold up to the maximum amount available under the facility. The facility is a financing vehicle utilized by the Company because it generally offers an attractive interest rate relative to other financing sources. The Company securitizes its trade accounts, which are generally non-interest bearing, in transactions that are accounted for as borrowings. The Receivables Securitization Facility contains similar covenants to the Multi-Currency Revolving Credit Facility.

Commercial Paper Program

On October 31, 2011, the Company established a commercial paper program whereby it may from time to time issue short-term promissory notes in an aggregate amount of up to $700 million at any one time. Amounts available under the program may be borrowed, repaid, and re-borrowed from time to time. The maturities on the notes will vary, but may not exceed 365 days from the date of issuance. The notes will bear interest rates, if interest bearing, or will be sold at a discount from their face amounts. The commercial paper program does not increase the Company's borrowing capacity as it is fully backed by the Company's Multi-Currency Revolving Credit Facility. There were no borrowings under the commercial paper program at September 30, 2012.

Other Information

Scheduled future principal payments of long-term debt are $500.0 million in fiscal 2015 and $900.0 million after fiscal 2017.

Interest paid on the above indebtedness during the fiscal years ended September 30, 2012, 2011, and 2010 was $84.5 million, $74.2 million, and $63.8 million, respectively.

Total amortization of financing fees and the accretion of original issue discounts, which are recorded as components of interest expense, were $5.2 million, $4.7 million, and $5.0 million, for the fiscal years ended September 30, 2012, 2011, and 2010, respectively.

Stockholders Equity and Earnings per Share	12 Months Ended
Sep. 30, 2012
Stockholders Equity and Earnings Per Share [Abstract]
Stockholders Equity and Earnings per Share [Text Block]

Note 7.  Stockholders' Equity and Earnings per Share

The authorized capital stock of the Company consists of 600,000,000 shares of common stock, par value $0.01 per share (the “Common Stock”), and 10,000,000 shares of preferred stock, par value $0.01 per share (the “Preferred Stock”).

The board of directors is authorized to provide for the issuance of shares of Preferred Stock in one or more series with various designations, preferences and relative, participating, optional or other special rights and qualifications, limitations or restrictions. Except as required by law, or as otherwise provided by the board of directors of the Company, the holders of Preferred Stock will have no voting rights and will not be entitled to notice of meetings of stockholders. Holders of Preferred Stock will be entitled to receive, when declared by the board of directors, out of legally available funds, dividends at the rates fixed by the board of directors for the respective series of Preferred Stock, and no more, before any dividends will be declared and paid, or set apart for payment, on Common Stock with respect to the same dividend period. No shares of Preferred Stock have been issued as of September 30, 2012.

The holders of the Company's Common Stock are entitled to one vote per share and have the exclusive right to vote for the board of directors and for all other purposes as provided by law. Subject to the rights of holders of the Company's Preferred Stock, holders of Common Stock are entitled to receive ratably on a per share basis such dividends and other distributions in cash, stock or property of the Company as may be declared by the board of directors from time to time out of the legally available assets or funds of the Company.

The following table illustrates the components of accumulated other comprehensive loss, net of income taxes, as of September 30, 2012 and 2011 (in thousands):

	September 30,
	2012	2011
Pension and postretirement adjustments (See Note 8)	$ (45,828)	$ (47,366)
Foreign currency translation	13,337	(2,501)
Other	(166)	(274)
Total accumulated other comprehensive loss	$ (32,657)	$ (50,141)

In November 2008, the Company's board of directors authorized a program allowing the Company to purchase up to $500 million of its outstanding shares of Common Stock, subject to market conditions. During the fiscal year ended September 30, 2009, the Company purchased 23.3 million shares of Common Stock under this program for a total of $431.9 million. During the fiscal year ended September 30, 2010, the Company purchased 2.8 million shares of its Common Stock for a total of $68.1 million to complete its authorization under this program.

In November 2009, the Company's board of directors authorized a program allowing the Company to purchase up to $500 million of its outstanding shares of Common Stock, subject to market conditions. During the fiscal year ended September 30, 2010, the Company purchased 14.4 million shares of its Common Stock under this program for a total of $401.9 million. During the fiscal year ended September 30, 2011, the Company purchased 3.2 million shares of its Common Stock for a total of $98.1 million to complete its authorization under this program.

In September 2010, the Company's board of directors authorized a program allowing the Company to purchase up to $500 million of its outstanding shares of Common Stock, subject to market conditions. During the fiscal year ended September 30, 2011, the Company purchased 13.3 million shares of its Common Stock for a total of $500.0 million to complete its authorization under this program.

In August 2011, the Company's board of directors authorized a program allowing the Company to purchase up to $750 million of its outstanding shares of Common Stock, subject to market conditions. During the fiscal year ended September 30, 2011, the Company purchased 6.6 million shares of its Common Stock for a total of $250.0 million. During the fiscal year ended September 30, 2012, the Company purchased 13.4 million shares of its Common Stock for $500.0 to complete its authorization under this program.

In May 2012, the Company's board of directors authorized a new program allowing the Company to purchase up to $750 million of its outstanding shares of common stock, subject to market conditions. On August 13, 2012, the Company entered into an Accelerated Share Repurchase (“ASR”) transaction with a financial institution and paid $650 million for an initial delivery of 16.8 million shares. The initial payment of $650 million funded stock purchases of $647.2 million, $2.0 million of previously declared dividends that were scheduled to be paid on September 4, 2012, and $0.8 million in other fees. The number of shares ultimately purchased was based on the volume-weighted average price of the Company's Common Stock during the term of the ASR. The ASR transaction was settled on October 9, 2012, at which time the Company received 0.1 million incremental shares. In addition to the ASR transaction, during the fiscal year ended September 30, 2012, the Company purchased 0.2 million of its Common Stock for a total of $5.9 million. The Company had $96.9 million of availability remaining under this share repurchase program as of September 30, 2012.

On December 30, 2011, the Company retired 238.8 million shares of its treasury stock.

Basic earnings per share is computed on the basis of the weighted average number of shares of Common Stock outstanding during the periods presented. Diluted earnings per share is computed on the basis of the weighted average number of shares of Common Stock outstanding during the periods plus the dilutive effect of stock options and restricted stock. The following table (in thousands) is a reconciliation of the numerator and denominator of the computation of basic and diluted earnings per share.

	September 30,
	2012	2011	2010
Weighted average common shares outstanding — basic	252,906	272,471	282,258
Effect of dilutive securities — stock options and restricted stock	3,997	5,246	4,988
Weighted average common shares outstanding — diluted	256,903	277,717	287,246

The potentially dilutive employee stock options that were antidilutive for fiscal 2012, 2011, and 2010 were 2.1 million, 2.0 million, and 2.1 million, respectively.

Pension and Other Benefit Plans	12 Months Ended
Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Pension And Other Postretirement Benefits Disclosure Text Block

Note 8. Pension and Other Benefit Plans

The Company sponsors various retirement benefit plans, including defined benefit pension plans, defined contribution plans, postretirement medical plans and a deferred compensation plan covering eligible employees. Expenses relating to these plans were $20.3 million, $19.3 million, and $20.9 million in fiscal 2012, 2011, and 2010, respectively.

The Company recognizes the funded status (the difference between the fair value of plan assets and the projected benefit obligations) of its defined benefit pension plans and postretirement benefit plans in its balance sheet, with a corresponding adjustment to accumulated other comprehensive loss, net of income taxes. Included in accumulated other comprehensive loss at September 30, 2012 are net actuarial losses of $78.5 million ($45.8 million, net of income taxes). The net actuarial loss in accumulated other comprehensive loss that is expected to be amortized into fiscal 2013 net periodic pension expense is $5.2 million ($3.0 million, net of income taxes).

Defined Benefit Plans

The Company provides a benefit for certain employees under two different noncontributory defined benefit pension plans consisting of a salaried plan and a supplemental executive retirement plan. Both plans are closed to new participants and benefits that can be earned by active participants in the plans are limited. For each employee, the benefits are based on years of service and average compensation. Pension costs, which are computed using the projected unit credit cost method, are funded to at least the minimum level required by government regulations.

The Company has an unfunded supplemental executive retirement plan for certain former officers and key employees. This plan is closed to new participants and benefits that can be earned by active participants are limited. This plan is a “target” benefit plan, with the annual lifetime benefit based upon a percentage of salary during the five final years of pay at age 62, offset by several other sources of income including benefits payable under a prior supplemental retirement plan.

The following table sets forth (in thousands) a reconciliation of the changes in the Company-sponsored defined benefit pension plans:

	Fiscal Year Ended
	September 30,
	2012	2011
Change in Projected Benefit Obligations:
Benefit obligation at beginning of year	$154,887	$142,982
Interest cost	6,560	7,036
Actuarial losses	17,942	11,287
Benefit payments	(13,134)	(6,446)
Other	(11)	28
Benefit obligation at end of year	$166,244	$154,887
Change in Plan Assets:
Fair value of plan assets at beginning of year	$122,242	$113,475
Actual return on plan assets	26,775	4,014
Employer contributions	23,444	12,185
Expenses	(936)	(986)
Benefit payments	(13,134)	(6,446)
Fair value of plan assets at end of year	$158,391	$122,242
Funded Status and Amounts Recognized:
Funded status	$(7,853)	$(32,645)
Net amount recognized	$(7,853)	$(32,645)
Amounts recognized in the balance sheets consist of:
Current liabilities	$(4,456)	$(10,730)
Noncurrent liabilities	(3,397)	(21,915)
Net amount recognized	$(7,853)	$(32,645)

Weighted average assumptions used (as of the end of the fiscal year) in computing the benefit obligation were as follows:

	2012	2011
Discount rate	3.70%	4.60%
Rate of increase in compensation levels	N/A	N/A
Expected long-term rate of return on assets	8.00%	8.00%

The expected long-term rate of return for the plans represents the average rate of return to be earned on plan assets over the period the benefits included in the benefit obligation are to be paid.

The following table provides components of net periodic benefit cost for the Company-sponsored defined benefit pension plans together with contributions charged to expense for multi-employer union-administered defined benefit pension plans that the Company participates in (in thousands):

	Fiscal Year Ended September 30,
	2012	2011	2010
Components of Net Periodic Benefit Cost:
Interest cost on projected benefit obligation	$6,560	$7,036	$6,959
Expected return on plan assets	(10,475)	(9,289)	(7,918)
Recognized net actuarial loss	4,758	4,768	3,964
Loss due to curtailments, settlements and other	1,518	828	52
Net periodic pension cost of defined benefit pension plans	2,361	3,343	3,057
Net pension cost of multi-employer plans	294	340	364
Total pension expense	$2,655	$3,683	$3,421

Weighted average assumptions used (as of the beginning of the fiscal year) in computing the net periodic benefit cost were as follows:

	2012	2011	2010
Discount rate	4.60%	5.00%	5.55%
Rate of increase in compensation levels	N/A	N/A	N/A
Expected long-term rate of return on assets	8.00%	8.00%	8.00%

To determine the expected long-term rate of return on assets, the Company considered the current and expected asset allocations, as well as historical and expected returns on various categories of plan assets.

The Compensation and Succession Planning Committee (“Compensation Committee”) of the Company's board of directors has delegated the administration of the pension and benefit plans to the Company's Benefits Committee, an internal committee, composed of senior finance, human resources and legal executives. The Benefits Committee is responsible for oversight of the investment management of the assets of the Company's pension plans and the investment options under the Company's savings plans as well as the performance of the investment advisers and plan administrators. The Benefits Committee has adopted an investment policy for the Company's pension plan, which includes guidelines regarding, among other things, the selection of acceptable asset classes, allowable ranges of holdings, rebalancing of assets, the definition of acceptable securities within each class, and investment performance expectations.

The investment portfolio contains a diversified portfolio of investment categories, including equities, fixed income securities and cash. Securities are also diversified in terms of domestic and international securities and large cap and small cap stocks. The actual and target asset allocations expressed as a percentage of the plans' assets at the measurement date are as follows:

	Pension Asset		Target
	Allocation		Allocation
	2012	2011	2012	2011
Asset Category:
Equity securities	42%	53%	42%	60%
Debt securities	58	47	58	40
Total	100%	100%	100%	100%

The investment goals are to achieve the optimal return possible within the specific risk parameters and, at a minimum, produce results, which achieve the plans' assumed interest rate for funding the plans over a full market cycle. High levels of risk and volatility are reduced by maintaining diversified portfolios. Allowable investments include government-backed fixed income securities, investment grade corporate bonds, residential backed mortgage securities, equity securities and cash equivalents. Prohibited investments include unregistered or restricted stock, commodities, margin trading, options and futures, short-selling, venture capital, private placements, real estate and other high risk investments.

The fair value of the Company's pension plan assets, totaling $158.4 million and $122.2 million at September 30, 2012 and 2011, respectively, is determined using a fair value hierarchy by asset class. The fair value hierarchy has three levels based on the reliability of the inputs to determine fair value. Level 1 refers to fair values determined based on unadjusted quoted prices in active markets for identical assets. Level 2 refers to fair values estimated using significant other observable inputs and Level 3 includes fair values estimated using significant non-observable inputs.

The Company's pension plan assets at September 30, 2012 were comprised of $0.9 million invested in money market funds, $66.4 million invested in commingled equity funds, and $91.1 million invested in commingled fixed-income funds. The Company's pension plan assets at September 30, 2011 were comprised of $0.9 million invested in money market funds, $65.1 million invested in commingled equity funds, and $56.2 million invested in commingled fixed income funds. The fair values of the money market funds were determined using the Level 1 hierarchy. The fair values of the equity and fixed-income commingled funds, which have daily net asset values derived from the underlying securities, were primarily determined by using the Level 2 hierarchy.

As of September 30, 2012 and 2011 all of the Company's defined benefit pension plans had accumulated and projected benefit obligations in excess of plan assets. The amounts related to these plans were as follows (in thousands):

	2012	2011
Accumulated benefit obligation	$166,244	$154,887
Projected benefit obligation	$166,244	$154,887
Plan assets at fair value	$158,391	$122,242

Although the Company was not required to contribute to its salaried benefit plan in fiscal 2012 or 2011, it elected to make contributions of $15.0 million and $10.0 million, respectively. Expected benefit payments over the next ten years, are anticipated to be paid as follows (in thousands):

Pension Benefits
Fiscal Year:
2013	$10,257
2014	6,393
2015	6,755
2016	7,554
2017	8,319
2018-2022	40,839
Total	$80,117

Expected benefit payments are based on the same assumptions used to measure the benefit obligations.

Postretirement Benefit Plans

The Company provides medical benefits to certain retirees. The plans are closed to new participants and benefits that can be earned by active participants are limited. Employees became eligible for such postretirement benefits after meeting certain age and years of service criteria. As a result of special termination benefit packages previously offered, the Company also provides dental and life insurance benefits to a limited number of retirees and their dependents. These benefit plans are unfunded.

The following table sets forth (in thousands) a reconciliation of the changes in the Company-sponsored postretirement benefit plans:

	Fiscal Year Ended
	September 30,
	2012	2011
Change in Accumulated Benefit Obligations:
Benefit obligation at beginning of year	$11,500	$12,777
Interest cost	501	604
Actuarial loss (gain)	116	(538)
Benefit payments	(1,307)	(1,343)
Benefit obligation at end of year	$10,810	$11,500
Change in Plan Assets:
Fair value of plan assets at beginning of year	$-	$-
Employer contributions	1,307	1,343
Benefit payments	(1,307)	(1,343)
Fair value of plan assets at end of year	$-	$-
Funded Status and Amounts Recognized:
Funded status	$(10,810)	$(11,500)
Net amount recognized	$(10,810)	$(11,500)
Amounts recognized in the balance sheets consist of:
Current liabilities	$(943)	$(1,186)
Noncurrent liabilities	(9,867)	(10,314)
Net amount recognized	$(10,810)	$(11,500)

Weighted average assumptions used (as of the end of the fiscal year) in computing the funded status of the plans were as follows:

	2012	2011
Discount rate	3.70%	4.60%
Health care trend rate assumed for next year	7.82%	8.10%
Rate to which the cost trend rate is assumed to decline	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2022	2021

Assumed health care trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effect (in thousands):

One Percentage Point
	Increase	Decrease
Effect on total service and interest cost components	$ 54	$ (46)
Effect on benefit obligation	$ 1,182	$ (1,002)

The following table provides components of net periodic benefit cost for the Company-sponsored postretirement benefit plans (in thousands):

	Fiscal Year Ended
	September 30,
	2012	2011	2010
Components of Net Periodic Benefit Cost:
Interest cost on projected benefit obligation	$501	$604	$634
Recognized net actuarial gains	(958)	(455)	(532)
Total postretirement (income)/benefit expense	$(457)	$149	$102

Weighted average assumptions used (as of the beginning of the fiscal year) in computing the net periodic benefit cost were as follows:

	2012	2011	2010
Discount rate	4.60%	5.00%	5.55%
Health care trend rate assumed for next year	8.10%	8.39%	8.25%
Rate to which the cost trend rate is assumed to decline	4.50%	4.50%	5.00%
Year that the rate reaches the ultimate trend rate	2022	2021	2020

Expected postretirement benefit payments over the next ten years are anticipated to be paid as follows (in thousands):

Postretirement Benefits

Fiscal Year:
2013	$943
2014	886
2015	730
2016	693
2017	657
2018-2022	2,863
Total	$6,772

Defined Contribution Plans

The Company sponsors the AmerisourceBergen Employee Investment Plan, which is a defined contribution 401(k) plan covering salaried and certain hourly employees. Eligible participants may contribute to the plan from 1% to 25% of their regular compensation before taxes. The Company contributes $1.00 for each $1.00 invested by the participant up to the first 3% of the participant's salary and $0.50 for each additional $1.00 invested by the participant of up to an additional 2% of salary. An additional discretionary contribution, in an amount not to exceed the limits established by the Internal Revenue Code, may also be made depending upon the Company's performance. All contributions are invested at the direction of the employee in one or more funds. All contributions vest immediately except for the discretionary contributions made by the Company that vest in full after five years of credited service.

The Company also sponsors the AmerisourceBergen Corporation Supplemental 401(k) Plan. This unfunded plan provides benefits for selected key management, including all of the Company's executive officers. This plan will provide eligible participants with an annual amount equal to 4% of the participant's base salary and bonus incentive to the extent that his or her compensation exceeds the annual compensation limit established by Section 401(a) (17) of the Internal Revenue Code.

Costs of the defined contribution plans charged to expense for the fiscal years ended September 30, 2012, 2011, and 2010 were $16.4 million, $15.4 million, and $16.8 million, respectively.

Deferred Compensation Plan

The Company sponsors the AmerisourceBergen Corporation 2001 Deferred Compensation Plan. This unfunded plan, under which 2.96 million shares of Common Stock are authorized for issuance, allows eligible officers, directors and key management employees to defer a portion of their annual compensation. The amount deferred may be allocated by the employee to cash, mutual funds or stock credits. Stock credits, including dividend equivalents, are equal to the full and fractional number of shares of Common Stock that could be purchased with the participant's compensation allocated to stock credits based on the average of closing prices of Common Stock during each month, plus, at the discretion of the board of directors, up to one-half of a share of Common Stock for each full share credited. Stock credit distributions are made in shares of Common Stock. No shares of Common Stock have been issued under the deferred compensation plan through September 30, 2012. The Company's liability relating to its deferred compensation plan as of September 30, 2012 and 2011 was $10.5 million and $8.5 million, respectively.

Share-Based Compensation	12 Months Ended
Sep. 30, 2012
Share Based Compensation Abstract
Disclosure Of Compensation Related Costs Share Based Payments Text Block

Note 9.  Share-Based Compensation

Stock Options

The Company's employee stock option plans provide for the granting of incentive and nonqualified stock options to acquire shares of Common Stock to employees at a price not less than the fair market value of the Common Stock on the date the option is granted. Option terms and vesting periods are determined at the date of grant by the Compensation Committee of the board of directors. Employee options generally vest ratably, in equal amounts, over a four-year service period and expire in seven years (ten years for all grants issued prior to February 2008). The Company's non-employee director stock option plans provide for the granting of nonqualified stock options to acquire shares of Common Stock to non-employee directors at the fair market value of the Common Stock on the date of the grant. Non-employee director options vest ratably, in equal amounts, over a three-year service period and expire in ten years.

At September 30, 2012, employee and non-employee director stock options for an additional 20.4 million shares may be granted under the AmerisourceBergen Corporation Equity Incentive Plan.

The estimated fair values of options granted are expensed as compensation on a straight-line basis over the requisite service periods of the awards and are net of estimated forfeitures. The Company estimates the fair values of option grants using a binomial option pricing model. Expected volatilities are based on the historical volatility of the Company's Common Stock and other factors, such as implied market volatility. The Company uses historical exercise data, taking into consideration the optionees' ages at grant date, to estimate the terms for which the options are expected to be outstanding. The Company anticipates that the terms of options granted in the future will be similar to those granted in the past. The risk-free rates during the terms of such options are based on the U.S. Treasury yield curve in effect at the time of grant.

The weighted average fair values of the options granted during the fiscal years ended September 30, 2012, 2011, and 2010 were $6.36, $7.43, and $5.82, respectively. The following assumptions were used to estimate the fair values of options granted:

	Fiscal Year Ended September 30,
	2012	2011	2010
Weighted average risk-free interest rate	0.59%	1.80%	1.76%
Expected dividend yield	1.39%	1.10%	1.14%
Weighted average volatility of common stock	25.63%	26.46%	27.11%
Weighted average expected life of the options	3.69 years	3.83 years	3.84 years

Changes to the above valuation assumptions could have a significant impact on share-based compensation expense. During the fiscal years ended September 30, 2012, 2011, and 2010, the Company recorded stock option expense of $15.4 million, $18.8 million, and $21.7 million, respectively.

A summary of the Company's stock option activity and related information for its option plans for the fiscal year ended September 30, 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
	(000’s)			(000’s)
Outstanding at September 30, 2011	17,848	$24	5 years
Granted	3,414	$37
Exercised	(4,477)	$20
Forfeited	(699)	$31
Outstanding at September 30, 2012	16,086	$28	5 years	$171,536
Exercisable at September 30, 2012	8,485	$23	4 years	$132,756
Expected to vest after September 30, 2012	6,991	$34	6 years	$34,789

The intrinsic value of stock option exercises during fiscal 2012, 2011, and 2010 was $82.1 million, $118.5 million, and $75.0 million, respectively.

A summary of the status of the Company's nonvested options as of September 30, 2012 and changes during the fiscal year ended September 30, 2012 is presented below:

		Weighted
		Average
		Grant Date
	Options	Fair Value
	(000’s)
Nonvested at September 30, 2011	7,912	$6
Granted	3,414	$6
Vested	(3,034)	$6
Forfeited	(691)	$6
Nonvested at September 30, 2012	7,601	$6

During the fiscal years ended September 30, 2012, 2011, and 2010, the total fair values of options vested were $17.2 million, $18.0 million, and $18.8 million, respectively. Expected future compensation expense relating to the 7.6 million nonvested options outstanding as of September 30, 2012 is $36.0 million, which will be recognized over a weighted average period of 2.5 years.

Restricted Stock and Restricted Stock Units

Restricted shares vest in full after three years. The estimated fair value of restricted shares under the Company's restricted stock plans is determined by the product of the number of shares granted and the grant date market price of the Company's Common Stock. The estimated fair value of restricted shares is expensed on a straight-line basis over the requisite service period of three years. During the fiscal years ended September 30, 2012, 2011, and 2010, the Company recorded restricted stock expense of $9.0 million, $8.5 million, and $7.7 million, respectively.

A summary of the status of the Company's restricted shares as of September 30, 2012 and changes during the fiscal year ended September 30, 2012 is presented below:

		Weighted
		Average
	Restricted	Grant Date
	Shares	Fair Value
	(000’s)
Nonvested at September 30, 2011	1,063	$28
Granted	429	$37
Vested	(343)	$18
Forfeited	(91)	$32
Nonvested at September 30, 2012	1,058	$34

During the fiscal years ended September 30, 2012, 2011, and 2010, the total fair values of restricted shares vested were $6.1 million, $7.3 million, and $9.4 million, respectively. Expected future compensation expense relating to the 1.1 million restricted shares outstanding as of September 30, 2012 is $15.0 million, which will be recognized over a weighted average period of 1.5 years.

Performance Stock Units

Beginning in fiscal 2012, performance stock units were granted to certain executive employees under the Plan, which represent Common Stock potentially issuable in the future. Performance stock units vest at the end of a three-year performance period based on achievement of specific performance goals. Based on the extent to which the targets are achieved, vested shares may range from 0 percent to 150 percent of the target award amount. The fair value of performance stock units is determined by the grant date market price of our Common Stock and the compensation expense associated with nonvested performance stock units is dependent on our periodic assessment of the probability of the targets being achieved and our estimate of the number of shares that will ultimately be issued. During the fiscal year ended September 30, 2012, the Company recognized $1.5 million of compensation expense related to these performance stock units.

Employee Stock Purchase Plan

The stockholders approved the adoption of the AmerisourceBergen 2002 Employee Stock Purchase Plan, under which up to an aggregate of 16,000,000 shares of Common Stock may be sold to eligible employees (generally defined as employees with at least 30 days of service with the Company). Under this plan, the participants may elect to have the Company withhold up to 25% of base salary to purchase shares of the Company's Common Stock at a price equal to 95% of the fair market value of the stock on the last business day of each six-month purchase period. Each participant is limited to $25,000 of purchases during each calendar year. During the fiscal years ended September 30, 2012, 2011, and 2010, the Company acquired 113,692 shares, 106,959 shares, and 220,367 shares, respectively, from the open market for issuance to participants in this plan. As of September 30, 2012, the Company has withheld $1.2 million from eligible employees for the purchase of additional shares of Common Stock.

Leases and Other Commitments	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]

Note 10.  Leases and Other Commitments

At September 30, 2012, future minimum payments totaling $319.6 million under noncancelable operating leases with remaining terms of more than one fiscal year were due as follows: 2013 — $56.7 million; 2014 — $52.3 million; 2015 — $46.4 million; 2016 — $38.9 million; 2017 — $29.6 million; and thereafter — $95.7 million. In the normal course of business, operating leases are generally renewed or replaced by other leases. Certain operating leases include escalation clauses. Total rental expense was $65.3 million in fiscal 2012, $53.3 million in fiscal 2011, and $61.7 million in fiscal 2010.

The Company has commitments to purchase product from influenza vaccine manufacturers through the 2014/2015 flu season. The Company is required to purchase doses at prices it believes will represent market prices. The Company currently estimates its remaining purchase commitment under these agreements will be approximately $76.4 million as of September 30, 2012.

The Company has commitments to purchase blood products from suppliers through December 31, 2012. The Company is required to purchase quantities at prices it believes will represent market prices. The Company currently estimates its remaining purchase commitment under these agreements will be approximately $24.8 million as of September 30, 2012.

The Company outsources to IBM Global Services (“IBM”) a significant portion of its corporate and AmerisourceBergen Drug Corporation information technology activities including assistance with the implementation of the Company's new enterprise resource planning (“ERP”) system. The remaining commitment under the Company's ten-year arrangement, as amended, which expires in June 2015, is approximately $89.2 million as of September 30, 2012, of which $35.1 million represents the Company's commitment in fiscal 2013.

Employee Severance, Litigation, and Other	12 Months Ended
Sep. 30, 2012
Restructuring Charges Abstract
Restructuring And Related Activities Disclosure Text Block

Note 11.  Employee Severance, Litigation and Other

The following table illustrates the charges incurred by the Company relating to employee severance, litigation and other for the three fiscal years ended September 30, 2012 (in thousands):

	2012	2011	2010
Employee severance	$33,040	$4,382	$(4,482)
Litigation costs	-	16,000	-
Costs relating to business acquisitions	11,100	3,185	-
Total employee severance, litigation and other	$44,140	$23,567	$(4,482)

During fiscal 2010, as a result of the final settlement of an executive employee matter, the Company reversed its liability relating to this matter by $4.4 million.

During fiscal 2011, the Company introduced its Energiz program, which encompasses a combination of initiatives, to maximize salesforce productivity, improve customer contractual compliance, and drive efficiency by linking the Company's information technology capabilities more effectively with its operations. In connection with the Energiz program, which the Company has completed as of September 30, 2011, the Company terminated 103 employees and incurred $4.4 million of severance costs.

In October 2011, the Company entered into a preliminary settlement agreement with respect to the Qui Tam Matter (see Note 12). The Company accrued $16.0 million relating to this settlement.

During fiscal 2012, the Company introduced a number of initiatives, some of which were made possible as a result of efficiencies gained through the Company's ERP implementation, to improve its operating efficiency across many of its businesses and certain administrative functions. In connection with these initiatives, the Company recorded $33.0 million of severance and other related costs and through September 30, 2012, 47 employees have been severed. Other costs include an estimated $10.3 million liability to exit our participation in a multi-employer pension plan resulting from a planned ABDC distribution facility closure in fiscal 2013.

Employees receive their severance benefits over a period of time, generally not in excess of 12 months, or in the form of a lump-sum payment.

The following table displays the activity in accrued expenses and other from September 30, 2010 to September 30, 2012 related to the matters discussed above (in thousands):

	Employee	Litigation and
	Severance	Other	Total
Balance as of September 30, 2010	$ 1,134	$ 2,857	$ 3,991
Expense recorded during the period	4,382	19,185	23,567
Payments made during the period	(1,906)	(1,752)	(3,658)
Balance as of September 30, 2011	3,610	20,290	23,900
Expense recorded during the period	33,040	11,100	44,140
Payments made during the period	(5,668)	(13,537)	(19,205)
Balance as of September 30, 2012	$ 30,982	$ 17,853	$ 48,835

Legal Matters and Contingencies	12 Months Ended
Sep. 30, 2012
Loss Contingency [Abstract]
Legal Matters and Contingencies [Text Block]

Note 12.  Legal Matters and Contingencies

In the ordinary course of its business, the Company becomes involved in lawsuits, administrative proceedings, government subpoenas, and government investigations, including antitrust, commercial, environmental, product liability, intellectual property, regulatory, employment discrimination, and other matters.  Significant damages or penalties may be sought from the Company in some matters, and some matters may require years for the Company to resolve.  The Company establishes reserves based on its periodic assessment of estimates of probable losses.  There can be no assurance that an adverse resolution of one or more matters during any subsequent reporting period will not have a material adverse effect on the Company's results of operations for that period or on the Company's financial condition.

Ontario Ministry of Health and Long-Term Care Civil Rebate Payment Order and Civil Complaint

On April 27, 2009, the Ontario Ministry of Health and Long-Term Care ("OMH") notified the Company's Canadian subsidiary, AmerisourceBergen Canada Corporation ("ABCC"), that it had entered a Rebate Payment Order requiring ABCC to pay C$5.8 million to the Ontario Ministry of Finance. OMH maintained that it had reasonable grounds to believe that ABCC accepted rebates, directly or indirectly, in violation of the Ontario Drug Interchangeability and Dispensing Fee Act. OMH at the same time announced similar rebate payment orders against other wholesalers, generic manufacturers, pharmacies, and individuals. ABCC cooperated fully with OMH prior to the entry of the Order by responding fully to requests for information and/or documents and continued to cooperate. ABCC filed an appeal of the Order pursuant to OMH procedures in May 2009. In addition, on the same day that the Order was issued, OMH notified ABCC that it had filed a civil complaint with Health Canada (department of the Canadian government responsible for national public health) against ABCC for potential violations of the Canadian Food and Drug Act. Health Canada subsequently conducted an audit of ABCC, and ABCC cooperated fully with Health Canada in the conduct of the audit. The Company believes that ABCC did not violate the relevant statutes and regulations and conducted its business consistent with widespread industry practices. However, in order to resolve the matter, ABCC has agreed to pay OMH C$0.7 million to settle the matter.

Qui Tam Matter

On October 24, 2011, the Company announced that it had reached a preliminary agreement for a civil settlement (the "Preliminary Settlement") with the United States Attorney's Office for the Eastern District of New York ("USAO"), the plaintiff states and the relator (collectively, the "Plaintiffs") of claims against two of the Company's business units, ASD Specialty Healthcare, Inc. ("ASD") and International Nephrology Network ("INN"), who were named, along with Amgen Inc., in a civil case filed under the qui tam provisions of the federal and various state civil False Claims Acts. The civil case was administratively closed after the Preliminary Settlement was reached. The Preliminary Settlement is subject to completion and approval of an executed written settlement agreement with the Plaintiffs, which the Company expects to finalize in 2013. The Company does not expect INN or ASD to admit any liability in connection with the settlement. The Company recorded a $16 million charge in the fiscal year ended September 30, 2011 in connection with the Preliminary Settlement.

The qui tam provisions of False Claims Acts permit a private person, known as a relator, to file civil actions under these statutes on behalf of the federal and state governments. The qui tam complaint against Amgen, ASD and INN was initially filed under seal by a former Amgen employee in the United States District Court for the District of Massachusetts (the " District of Massachusetts case"). The Company first learned of the matter on January 21, 2009 when it received notice that the United States Attorney for the Eastern District of New York was investigating allegations in the sealed civil complaint. On October 30, 2009, 14 states filed a complaint to intervene in the case. However, following the resolution of a number of motions, including a motion to dismiss, filed in the United States District Court for the District of Massachusetts and appeals filed in the United States Court of Appeals for the First Circuit in connection with the matter, only six states (California, Illinois, Indiana, Massachusetts, New Mexico and New York) and the relator were permitted to proceed with their complaints until the case was administratively closed in connection with the Preliminary Settlement. The allegations in the closed case related to the distribution and sale of Amgen's anemia drug, Aranesp. ASD is a distributor of pharmaceuticals to physician practices and INN is a group purchasing organization for nephrologists and nephrology practices. The plaintiff states and/or the relator alleged that from 2002 through 2009 Amgen, ASD and INN offered remuneration to medical providers in violation of federal and state health laws to increase purchases and prescriptions of Aranesp and that these violations caused medical providers to submit false certifications and false claims for payment in violation of the federal and state civil False Claims Acts. Amgen, ASD and INN were also alleged to have caused healthcare providers to bill federal and state healthcare programs for Aranesp that was either not administered or administered, but medically unnecessary.

The Company has learned that there are prior and subsequent filings in one or more federal district courts, including a complaint filed by one of its former employees, that are under seal and involve allegations against the Company (and/or subsidiaries or businesses of the Company, including its group purchasing organization for oncologists and its oncology distribution business) similar to those raised in the District of Massachusetts case. ABSG has also received a subpoena from the USAO requesting production of documents and information relating to ABSG's Oncology Supply distribution center and pharmacy in Dothan, Alabama, which the Company believes could be related to a qui tam action that remains under seal.  The Company is in the process of responding to the subpoena and is cooperating fully with the USAO. The Preliminary Settlement encompasses resolution of one of these other filings. The Company cannot predict the outcome of any other pending action in which any AmerisourceBergen entity is or may become a defendant.

Subpoena from the United States Attorney's Office in New Jersey

On May 4, 2012, the Company's subsidiary, ABDC, received a subpoena from the United States Attorney's Office in New Jersey (the "USAO") in connection with a grand jury proceeding requesting documents concerning ABDC's program for controlling and monitoring diversion of controlled substances into channels other than for legitimate medical, scientific, and industrial purposes.  ABDC also received a subpoena from the Drug Enforcement Administration ("DEA") in connection with the matter.  In addition to requesting information on ABDC's diversion control program generally, the subpoenas also request documents concerning specific customers' purchases of controlled substances.  ABDC is in the process of responding to the subpoenas and is cooperating fully with the USAO and the DEA.  The Company cannot predict the outcome of this matter.

West Virginia Complaint

On June 26, 2012, the Attorney General of the State of West Virginia ("West Virginia") filed a complaint (the "Complaint") in the Circuit Court of Boone County, West Virginia, against a number of pharmaceutical wholesale distributors, including the Company's subsidiary, ABDC, alleging, among other things, that the distributors failed to provide effective controls and procedures to guard against diversion of controlled substances for illegitimate purposes in West Virginia.  The Complaint also alleges that the distributors acted negligently by distributing controlled substances to pharmacies that serve individuals who abuse prescription pain medication and were unjustly enriched by such conduct, violated consumer credit and protection laws, created a public nuisance, and violated state antitrust laws in connection with the distribution of controlled substances.  West Virginia is seeking injunctive relief to enjoin alleged violations of state regulations requiring suspicious order monitoring and reporting and to require defendants to fund a medical monitoring treatment program. The Complaint also seeks a jury trial to determine any losses and damages sustained by West Virginia as a result of the defendants' alleged conduct.  On July 26, 2012, one of the defendants, J.M. Smith Corporation d/b/a Smith Drug Company, filed a Notice of Removal from the Circuit Court of Boone County, West Virginia to the United States District Court for the Southern District of West Virginia, and ABDC and all other defendants filed Consents to Removal. On August 27, West Virginia filed a Motion to Remand, to which J.M. Smith Corporate d/b/a Smith Drug Company, joined by all other defendants, filed a reply. The parties are currently waiting for a ruling on the removal papers by the Court. The Company cannot predict the outcome of this matter.

Litigation Settlements	12 Months Ended
Sep. 30, 2012
Gain (Loss) Related to Litigation Settlement [Abstract]
Commitments And Contingencies Disclosure Text Block

Note 13.  Litigation Settlements

Antitrust Settlements

Numerous class action lawsuits have been filed against certain brand pharmaceutical manufacturers alleging that the manufacturer, by itself or in concert with others, took improper actions to delay or prevent generic drugs from entering the market. The Company has not been a named plaintiff in any of these class actions, but has been a member of the direct purchasers' class (i.e., those purchasers who purchase directly from these pharmaceutical manufacturers). None of the class actions has gone to trial, but some have settled in the past with the Company receiving proceeds from the settlement funds. During the fiscal years ended September 30, 2012, 2011, and 2010, the Company recognized gains of $14.8 million, $2.1 million, and $20.7 million, respectively, relating to the above-mentioned class action lawsuits. These gains, which are net of attorney fees and estimated payments due to other parties, were recorded as reductions to cost of goods sold in the Company's consolidated statements of operations.

Business Segment Information	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure Text Block

Note 14.  Business Segment Information

The Company is organized based upon the products and services it provides to its customers. The Company's operations are comprised the Pharmaceutical Distribution reportable segment and Other. The Pharmaceutical Distribution reportable segment consists of the AmerisourceBergen Drug Corporation (“ABDC”) and AmerisourceBergen Specialty Group (“ABSG”) operating segments. Other consists of the AmerisourceBergen Consulting Services (“ABCS”) and World Courier operating segments.

The Company has aggregated the operating segments of ABDC and ABSG into one reportable segment, the Pharmaceutical Distribution segment. The results of operations of the ABCS and World Courier operating segments are not significant enough to require separate reportable segment disclosure, and therefore have been included in Other for the purpose of reportable segment presentation.

The Company's ability to aggregate ABDC and ABSG into one reportable segment was based on the following:

•       the objective and basic principles of ASC 280;

•       the aggregation criteria as noted in ASC 280; and

•       the fact that ABDC and ABSG have similar economic characteristics.

The chief operating decision maker for the Company is the President and Chief Executive Officer of the Company whose function is to allocate resources to, and assess the performance of, the ABDC and ABSG operating segments. ABDC and ABSG each have an executive who functions as an operating segment manager whose role includes reporting directly to the President and Chief Executive Officer of the Company on their respective operating segment's business activities, financial results and operating plans.

The businesses of the Pharmaceutical Distribution operating segments are similar in that they service both healthcare providers and pharmaceutical manufacturers in the pharmaceutical supply channel. The distribution of pharmaceutical drugs has historically represented more than 95% of the Company's revenues. ABDC and ABSG each operate in a high volume and low margin environment and, as a result, their economic characteristics are similar. Each operating segment warehouses and distributes products in a similar manner. Additionally, each operating segment is subject, in whole or in part, to the same extensive regulatory environment under which the pharmaceutical distribution industry operates.

ABDC distributes a comprehensive offering of brand-name pharmaceuticals (including specialty pharmaceutical products) and generic pharmaceuticals, over-the-counter healthcare products, home healthcare supplies and equipment, and related services to a wide variety of healthcare providers, including acute care hospitals and health systems, independent and chain retail pharmacies, mail order pharmacies, medical clinics, long-term care and other alternate site pharmacies and other customers. ABDC also provides pharmacy management, staffing and other consulting services; scalable automated pharmacy dispensing equipment; medication and supply dispensing cabinets; and supply management software to a variety of retail and institutional healthcare providers. Additionally, ABDC delivers packaging solutions to institutional and retail healthcare providers.

ABSG, through a number of operating businesses, provides distribution and other services primarily to physicians who specialize in a variety of disease states, especially oncology, and to other healthcare providers, including dialysis clinics. ABSG also distributes plasma and other blood products, injectible pharmaceuticals and vaccines. Additionally, ABSG provides third party logistics and outcomes research, and other services for biotechnology and other pharmaceutical manufacturers.

The Company's use of the term “specialty pharmaceutical products” refers to drugs used to treat complex diseases, such as cancer, diabetes, and multiple sclerosis. Specialty pharmaceutical products are part of complex treatment regimens for serious conditions and diseases that generally require ongoing clinical monitoring. The Company believes the terms “specialty” and “specialty pharmaceutical products” are used consistently by industry participants and our competitors. However, we cannot be certain that other distributors of specialty products define these and other similar terms in exactly the same manner as we do.

As noted above, Other consists of the ABCS and World Courier operating segments. ABCS, through a number of operating businesses, provides commercialization support services including reimbursement support programs, outcomes research, contract field staffing, patient assistance and copay assistance programs, adherence programs, risk mitigation services, and other market access programs to pharmaceutical and biotechnology manufacturers. World Courier, which operates in over 50 countries, is a leading global specialty transportation and logistics provider for the biopharmaceutical industry.

The following tables illustrate reportable segment information for the periods indicated (in thousands):

	Revenue
Fiscal year ended September 30,	2012	2011	2010
Pharmaceutical Distribution	$76,940,544	$78,444,933	$76,272,582
Other	1,324,744	302,012	261,705
Intersegment eliminations	(184,482)	(51,286)	(38,181)
Revenue	$78,080,806	$78,695,659	$76,496,106

Intersegment eliminations primarily represent the elimination of certain ABCS sales to the Pharmaceutical Distribution segment.

	Operating Income
Fiscal year ended September 30,	2012	2011	2010
Pharmaceutical Distribution	$1,275,636	$1,184,673	$1,046,703
Other	72,119	28,414	36,153
Employee severance, litigation and other	(44,140)	(23,567)	4,482
Operating income	1,303,615	1,189,520	1,087,338
Other (income) loss	(5,827)	(4,617)	3,372
Interest expense, net	92,569	76,148	71,790
Income from continuing operations before income taxes	$1,216,873	$1,117,989	$1,012,176

Segment operating income is evaluated before employee severance, litigation and other; other (income) loss; and interest expense, net. All corporate office expenses are allocated to the operating segments within Pharmaceutical Distribution and Other.

	Assets
At September 30,	2012	2011
Pharmaceutical Distribution	$13,429,646	$14,083,828
Other	1,349,757	391,406
Assets held for sale	662,853	508,164
Total assets	$15,442,256	$14,983,398

	Depreciation & Amortization
Fiscal year ended September 30,	2012	2011	2010
Pharmaceutical Distribution	$106,028	$90,005	$67,946
Other	28,347	11,357	11,555
Total depreciation and amortization	$134,375	$101,362	$79,501

Depreciation and amortization includes depreciation and amortization of property and equipment and intangible assets, but excludes amortization of deferred financing costs and other debt-related items which are included in interest expense.

	Capital Expenditures
Fiscal year ended September 30,	2012	2011	2010
Pharmaceutical Distribution	$85,980	$143,584	$166,130
Other	47,312	12,558	9,557
Total capital expenditures	$133,292	$156,142	$175,687

Fair Value of Financial Instruments	12 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures Text Block

Note 15.  Fair Value of Financial Instruments

The recorded amounts of the Company's cash and cash equivalents, accounts receivable and accounts payable at September 30, 2012 and 2011 approximate fair value based upon the relatively short-term nature of these financial instruments. Within cash and cash equivalents, the Company had $230.0 million and $491.1 million of investments in money market accounts as of September 30, 2012 and 2011, respectively. The fair values of the money market accounts were determined on unadjusted quoted prices in active markets for identical assets, otherwise known as Level 1 inputs. The recorded amount of debt (see Note 6) and the corresponding fair value, which is estimated based on quoted market prices, as of September 30, 2012 were $1,395.9 million and $1,584.7 million, respectively. The recorded amount of debt and the corresponding fair value, which is estimated based on quoted market prices, as of September 30, 2011 were $1,343.1 million and $1,485.2 million, respectively. The fair values of debt were determined based on quoted market prices, otherwise known as Level 2 inputs.

Quarterly Financial Information (Unaudited)	12 Months Ended
Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information Text Block

Note 16.  Quarterly Financial Information (Unaudited)

	Fiscal Year Ended September 30, 2012
	First	Second	Third	Fourth	Fiscal
	Quarter	Quarter	Quarter	Quarter	Year
	(In thousands, except per share amounts)
Revenue	$19,981,185	$19,708,371	$19,326,807	$19,064,443	$78,080,806
Gross profit (a)	$573,262	$679,741	$667,866	$713,817	$2,634,686
Distribution, selling and
administrative expenses,
depreciation, and
amortization	286,300	293,654	339,345	367,632	1,286,931
Employee severance,
litigation and other	3,559	9,027	4,135	27,419	44,140
Operating income	$283,403	$377,060	$324,386	$318,766	$1,303,615
Income from continuing operations	$161,592	$219,143	$190,177	$190,449	$761,361
Income (loss) from discontinued
operations, net of tax (b)	524	(7,038)	(8,906)	(26,955)	(42,375)
Net income	$162,116	$212,105	$181,271	$163,494	$718,986
Earnings per share from continuing
operations:
Basic	$0.63	$0.85	$0.75	$0.78	$3.01
Diluted	$0.61	$0.84	$0.74	$0.77	$2.96
Earnings per share:
Basic	$0.63	$0.82	$0.72	$0.67	$2.84
Diluted	$0.62	$0.81	$0.71	$0.66	$2.80
____________

(a)

(b)

The fourth quarter of 2012 includes a gain of $14.8 million from antitrust litigation settlements.

Includes income (loss) from AndersonBrecon and ABCC, which have been classified as discontinued operations.

	Fiscal Year Ended September 30, 2011
	First	Second	Third	Fourth	Fiscal
	Quarter	Quarter	Quarter	Quarter	Year
	(In thousands, except per share amounts)
Revenue	$19,530,534	$19,395,063	$19,763,001	$20,007,061	$78,695,659
Gross profit (a)	$562,779	$667,406	$632,959	$595,833	$2,458,977
Distribution, selling and
administrative expenses,
depreciation and amortization	287,914	305,479	319,521	326,470	1,239,384
Employee severance, litigation
and other	-	-	-	23,567	23,567
Intangible asset impairments	-	-	-	6,506	6,506
Operating income	$274,865	$361,927	$313,438	$239,290	$1,189,520
Income from continuing operations	$159,686	$212,241	$181,749	$143,819	$697,495
Income from discontinued
operations, net of tax (b)	814	2,140	2,670	3,505	9,129
Net income	$160,500	$214,381	$184,419	$147,324	$706,624
Earnings per share from continuing
operations:
Basic	$0.58	$0.77	$0.66	$0.54	$2.56
Diluted	$0.57	$0.76	$0.65	$0.53	$2.51
Earnings per share:
Basic	$0.58	$0.78	$0.67	$0.55	$2.59
Diluted	$0.57	$0.77	$0.66	$0.54	$2.54
____________

  The third and fourth quarters of fiscal 2011 include gains of $1.2 million and $0.9 million, respectively, from antitrust litigation settlements.
  Includes income from AndersonBrecon and ABCC, which have been classified as discontinued operations.

Subsequent Events	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 17. Subsequent Events

Dividend Increase

       On November 1, 2012, the Company's board of directors increased the quarterly dividend paid on Common Stock by 62% and declared a regular quarterly cash dividend of $0.21, payable on December 3, 2012 to shareholders of record on November 19, 2012.

New $750 Million Share Repurchase Program

       On November 1, 2012, the Company's board of directors authorized a new program allowing the Company to purchase up to $750 million of its outstanding shares of Common Stock, subject to market conditions.

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule Of Valuation And Qualifying Accounts Disclosure Text Block
AMERISOURCEBERGEN CORPORATION AND SUBSIDIARIES
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

		Additions
	Balance at	Charged to	Charged to		Balance at
	Beginning	Costs and	Other	Deductions-	End of
Description	of Period	Expenses (1)	Accounts (2)	Describe (3)	Period

	(In thousands)
Year Ended September 30, 2012
Allowance for doubtful accounts	$88,833	$23,058	$-	$(26,150)	$85,741

Year Ended September 30, 2011
Allowance for doubtful accounts	$93,849	$37,878	$62	$(42,956)	$88,833

Year Ended September 30, 2010
Allowance for doubtful accounts	$89,697	$41,697	$-	$(37,545)	$93,849
___________

(1)       Represents the provision for doubtful accounts.

(2)       Represents the aggregate allowances of acquired entities at the respective acquisition dates.

(3)       Represents accounts written off during year, net of recoveries.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Nature Of Operations

AmerisourceBergen Corporation (the “Company”) is a pharmaceutical services company providing drug distribution and related healthcare services and solutions to its pharmacy, physician and manufacturer customers, which are based primarily in the United States, Canada and select global markets.

Discontinued Operations Retrospectively Applied	In March 2013, the Company committed to a plan to divest AmerisourceBergen Canada Corporation (“ABCC”) due to the challenging economic environment for Canadian pharmaceutical product distribution. As a result of the planned sale of ABCC, the Company classified ABCC’s assets and liabilities as held for sale and classified ABCC’s operating results, net of tax, as discontinued operations for all periods presented in its Form 10-Q for the period ended March 31, 2013. The accompanying consolidated balance sheets of the Company as of September 30, 2012 and 2011, and the related consolidated statements of operations, changes in stockholders’ equity, and cash flows for each of the three years in the period ended September 30, 2012 have been retrospectively revised to reflect the classification of ABCC’s assets and liabilities as held for sale and ABCC’s operating results, net of tax, as discontinued operations.
Consolidation Policy Text Block

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries as of the dates and for the fiscal years indicated. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual amounts could differ from these estimated amounts due to uncertainties inherent in such estimates. Management periodically evaluates estimates used in the preparation of the financial statements for continued reasonableness.

Disposal Group Including Discontinued Operation Description And Timing Of Disposal	As of September 30, 2012, the Company had committed to a plan to divest its contract packaging and clinical trials services business, AndersonBrecon. In March 2013, the Company also committed to a plan to divest a Canadian pharmaceutical distribution business, ABCC. The Company has retrospectively classified AndersonBrecon’s and ABCC’s operating results as discontinued in the consolidated financial statements for all periods presented (see Note 3).
Reclassifications [Text Block]	Certain reclassifications have been made to prior year amounts in order to conform to the current year presentation.
Business Combination Policy [Text Block]

The purchase price of an acquired company, including the fair value of contingent consideration, is allocated between tangible and intangible assets acquired and liabilities assumed from the acquired business based on their estimated fair values, with the residual of the purchase price recorded as goodwill. The results of operations of the acquired businesses are included in the Company's operating results from the dates of acquisition (see Note 2).

Cash And Cash Equivalents Policy Text Block	The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The carrying value of cash equivalents approximates fair value.
Receivables Policy Text Block

The Company sells its merchandise inventories to a large number of customers in the healthcare industry that include institutional and retail healthcare providers. Institutional healthcare providers include acute care hospitals, health systems, mail order pharmacies, long-term care and other alternate care pharmacies and providers of pharmacy services to such facilities, and physician offices. Retail healthcare providers include national and regional retail drugstore chains, independent community pharmacies and pharmacy departments of supermarkets and mass merchandisers. The financial condition of the Company's customers can be affected by changes in government reimbursement policies as well as by other economic pressures in the healthcare industry.

The Company's trade accounts receivable are exposed to credit risk, but the risk is moderated because the Company's customer base is diverse and geographically widespread primarily within the U.S. and Canada. The Company generally does not require collateral for trade receivables. The Company performs ongoing credit evaluations of its customers' financial condition and maintains an allowance for doubtful accounts. In determining the appropriate allowance for doubtful accounts, the Company considers a combination of factors, such as the aging of trade receivables, industry trends, its customers' financial strength, credit standing, and payment and default history. Changes in these factors, among others, may lead to adjustments in the Company's allowance for doubtful accounts. The calculation of the required allowance requires judgment by Company management as to the impact of those and other factors on the ultimate realization of its trade receivables. Each of the Company's business units performs ongoing credit evaluations of its customers' financial condition and maintains reserves for probable bad debt losses based on historical experience and for specific credit problems when they arise. There were no significant changes to this process during the fiscal years ended September 30, 2012, 2011, and 2010 and bad debt expense was computed in a consistent manner during these periods. The bad debt expense for any period presented is equal to the changes in the period end allowance for doubtful accounts, net of write-offs, recoveries and other adjustments. Schedule II of this Form 10-K sets forth a rollforward of the allowance for doubtful accounts. At September 30, 2012, the largest trade receivable due from a single customer represented approximately 11% of accounts receivable, net. In fiscal 2012, our largest customer was Medco Health Solutions, Inc., which was recently acquired by Express Scripts, Inc. (“Express Scripts”), and it accounted for 17% of our revenue. The Company's next largest customer accounted for 6% of its fiscal 2012 revenue.

The Company maintains cash and cash equivalents with several financial institutions. Deposits held with banks may exceed the amount of insurance provided on such deposits. These deposits may be redeemed upon demand, and are maintained with financial institutions with reputable credit, and, therefore, bear minimal credit risk. The Company seeks to mitigate such risks by monitoring the risk profiles of these counterparties. The Company also seeks to mitigate risk by monitoring the investment strategy of money market accounts that it is invested in, which are classified as cash equivalents.

Derivatives Policy Text Block

The Company records all derivative financial instruments on the balance sheet at fair value and complies with established criteria for designation and effectiveness of hedging relationships.

As of September 30, 2012 and 2011, there were no outstanding derivative financial instruments. The Company's policy prohibits it from entering into derivative financial instruments for speculative or trading purposes.

Equity Method Investments Policy

The Company uses the equity method of accounting for its investments in entities in which it has significant influence; generally, this represents an ownership interest of between 20% and 50%. The Company's investments in marketable equity securities in which the Company does not have significant influence are classified as “available for sale” and are carried at fair value within the Other Assets line item on the consolidated balance sheet, with unrealized gains and losses excluded from earnings and reported in the accumulated other comprehensive loss component of stockholders' equity. Unrealized losses that are determined to be other-than-temporary impairment losses are recorded as a component of earnings in the period in which that determination is made.

Foreign Currency Transactions And Translations Policy Text Block

The functional currency of the Company's foreign operations is the applicable local currency. Assets and liabilities are translated into U.S. dollars using the current exchange rates in effect at the balance sheet date, while revenues and expenses are translated at the weighted average exchange rates for the period. The resulting translation adjustments are recorded as a component of accumulated other comprehensive loss within stockholders' equity.

Goodwill And Intangible Assets Policy Text Block

Goodwill represents the excess purchase price of an acquired entity over the net amounts assigned to assets acquired and liabilities assumed. The Company does not amortize purchased goodwill or intangible assets with indefinite lives; rather, they are tested for impairment on at least an annual basis. Intangible assets with finite lives, primarily customer relationships, software technology and non-compete agreements, are amortized over their estimated useful lives, which range from 3 to 16 years.

The Company's operating segments are comprised of AmerisourceBergen Drug Corporation, AmerisourceBergen Specialty Group, AmerisourceBergen Consulting Services, and World Courier. Each operating segment has an executive who is responsible for managing the segment and reporting directly to the President and Chief Executive Officer of the Company, the Company's Chief Operating Decision Maker (“CODM”). Each operating segment is comprised of a number of operating units (components), for which discrete financial information is available. These components are aggregated into reporting units for purposes of goodwill impairment testing.

In order to test goodwill and intangible assets with indefinite lives, a determination of the fair value of the Company's reporting units and intangible assets with indefinite lives is required and is based, among other things, on estimates of future operating performance of the reporting unit and/or the component of the entity being valued. The Company is required to complete an impairment test for goodwill and intangible assets with indefinite lives and record any resulting impairment losses at least on an annual basis or more often if warranted by events or changes in circumstances indicating that the carrying value may exceed fair value (“impairment indicators”). This impairment test includes the projection and discounting of cash flows, analysis of the Company's market capitalization and estimating the fair values of tangible and intangible assets and liabilities. Estimates of future cash flows and determination of their present values are based upon, among other things, certain assumptions about expected future operating performance and appropriate discount rates determined by management.

The Company completed its required annual impairment tests relating to goodwill and other intangible assets in the fiscal years ended September 30, 2012, 2011, and 2010, and, as a result, recorded $6.5 million and $2.5 million of impairment charges in fiscal 2011 and 2010, respectively. The Company's estimates of cash flows may differ from actual cash flows due to, among other things, economic conditions, changes to the business model, or changes in operating performance. Significant differences between these estimates and actual cash flows could materially affect the Company's future financial results.

Income Tax Policy Text Block

The Company accounts for income taxes using a method that requires recognition of deferred tax assets and liabilities for expected future tax consequences of temporary differences that currently exist between tax bases and financial reporting bases of the Company's assets and liabilities (commonly known as the asset and liability method). In assessing the ability to realize deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, including resolutions of any related appeals or litigation processes, based on the technical merits of the position. Tax benefits associated with uncertain tax positions that have met the recognition criteria are measured and recorded based on the highest probable outcome that is more than 50% likely to be realized after full disclosure and resolution of a tax examination.

Commitments And Contingencies Policy Text Block

The Company accrues for estimated loss contingencies related to litigation if it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Assessing contingencies is highly subjective and requires judgments about future events. The Company regularly reviews loss contingencies to determine the adequacy of its accruals and related disclosures. The amount of the actual loss may differ significantly from these estimates.

Cost Of Sales Vendor Allowances Policy

The Company accounts for fees and other incentives received from its suppliers, relating to the purchase or distribution of inventory, as a reduction to cost of goods sold. The Company considers these fees and other incentives to represent product discounts, and as a result, they are capitalized as product costs and relieved through cost of goods sold upon the sale of the related inventory.

Inventory Policy Text Block

Inventories are stated at the lower of cost or market. Cost for approximately 82% of the Company's inventories at September 30, 2012 and 2011 has been determined using the last-in, first-out (LIFO) method. If the Company had used the first-in, first-out (FIFO) method of inventory valuation, which approximates current replacement cost, inventories would have been approximately $256.7 million and $256.0 million higher than the amounts reported at September 30, 2012 and 2011, respectively. The Company recorded a LIFO charge of $0.7 million, $34.7 million, and $30.2 million in fiscal 2012, 2011, and 2010, respectively.

Property Plant And Equipment Policy Text Block

Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets, which range from 3 to 40 years for buildings and improvements and from 3 to 10 years for machinery, equipment and other. The costs of repairs and maintenance are charged to expense as incurred.

The Company capitalizes project costs relating to computer software developed or obtained for internal use when the activities related to the project reach the application development stage. Costs that are associated with preliminary stage activities, training, maintenance, and all other post-implementation stage activities are expensed as they are incurred. Software development costs are depreciated using the straight-line method over the estimated useful lives, which range from 5 to 10 years.

In connection with the Company's Business Transformation project, which includes a new enterprise resource planning (“ERP”) system, the Company wrote-off capitalized software costs totaling $6.7 million in fiscal 2010.

Revenue Recognition Policy Text Block

The Company recognizes revenue when persuasive evidence of an arrangement exists, product has been delivered or services have been rendered, the price is fixed or determinable and collectability is reasonably assured. Revenue as reflected in the accompanying consolidated statements of operations is net of estimated sales returns and allowances.

The Company's customer sales return policy generally allows customers to return products only if the products can be resold at full value or returned to suppliers for full credit. The Company records an accrual for estimated customer sales returns at the time of sale to the customer. At September 30, 2012 and 2011, the Company's accrual for estimated customer sales returns was $252.5 million and $258.3 million, respectively.

The Company reports the gross dollar amount of bulk deliveries to customer warehouses in revenue and the related costs in cost of goods sold. Bulk delivery transactions are arranged by the Company at the express direction of the customer, and involve either drop shipments from the supplier directly to customers' warehouse sites or cross-dock shipments from the supplier to the Company for immediate shipment to the customers' warehouse sites. The Company is a principal to these transactions because it is the primary obligor and has the ultimate and contractual responsibility for fulfillment and acceptability of the products purchased, and bears full risk of delivery and loss for products, whether the products are drop-shipped or shipped via cross-dock. The Company also bears full credit risk associated with the creditworthiness of any bulk delivery customer. As a result, the Company records bulk deliveries to customer warehouses as gross revenues. Gross profit earned by the Company on bulk deliveries was not material in any year presented.

Share Based Compensation Option And Incentive Plans Policy

The Company accounts for the compensation cost of all share-based payments at fair value and reports the related expense within distribution, selling and administrative expenses to correspond with the same line item as the cash compensation paid to employees. The benefits of tax deductions in excess of recognized compensation expense are reported as a financing cash flow ($25.7 million, $39.7 million, and $21.0 million for the fiscal years ended September 30, 2012, 2011, and 2010 respectively).

Shipping And Handling Cost Policy Text Block

Shipping and handling costs include all costs to warehouse, pick, pack and deliver inventory to customers. These costs, which were $259.1 million, $270.2 million and $277.2 million for the fiscal years ended September 30, 2012, 2011, and 2010, respectively, are included in distribution, selling and administrative expenses.

Supplier Reserves Policy [Text Block]

The Company establishes reserves against amounts due from its suppliers relating to various price and rebate incentives, including deductions or billings taken against payments otherwise due them from the Company. These reserve estimates are established based on the judgment of Company management after carefully considering the status of current outstanding claims, historical experience with the suppliers, the specific incentive programs and any other pertinent information available to the Company. The Company evaluates the amounts due from its suppliers on a continual basis and adjusts the reserve estimates when appropriate based on changes in factual circumstances. The ultimate outcome of any outstanding claim may be different than the Company's estimate.

Recent Accounting Pronouncements String	In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, “Comprehensive Income: Presentation of Comprehensive Income.” ASU No. 2011-05 requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate, but consecutive statements. ASU No. 2011-05 is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2011, and early adoption is permitted. The Company is evaluating its presentation options under ASU No. 2011-05; however, it does not expect adoption of this guidance to impact the Company’s consolidated financial statements other than the change in presentation. The company intends to adopt this ASU in its quarter ending December 31, 2012. In September 2011, the FASB issued ASU No. 2011-08, “Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment.” Under ASU No. 2011-08, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the entity determines that this threshold is not met, then performing the two-step impairment test is unnecessary. ASU No. 2011-08 is effective for fiscal years that begin after December 15, 2011, and early adoption is permitted. The Company intends to adopt this ASU in its fiscal year beginning October 1, 2012. In July 2012, the FASB issued ASU No. 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite – Lived Intangible Assets for Impairment.” ASU No. 2012-02 simplifies how an entity tests indefinite-lived intangible assets (other than goodwill) for impairment by providing entities with an option to perform a qualitative assessment to determine whether further impairment testing is necessary. An entity would continue to calculate the fair value of an indefinite-lived intangible asset if the asset fails the qualitative assessment, while no further analysis would be required if it passes. ASU No. 2012-02 is effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012, and early adoption is permitted. The Company intends to adopt this ASU in its fiscal year beginning October 1, 2012.

Discontinued Operations (Tables)	12 Months Ended
Sep. 30, 2012
Discontinued Operations Tables [Abstract]
Schedule of Disposal Groups Including Disccontinued Operations Income Statement Disclosures [Text Block]
	Fiscal Year Ended September 30,
(in thousands)	2012	2011	2010
Revenue	$1,639,684	$1,521,899	$1,457,873
(Loss) income before income taxes	$(37,534)	$12,652	$15,593

Schedule of Disposal Groups Including Discontinued Operations Balance Sheet Disclosures [Text Block]
	September 30,
	2012	2011
Assets:
Accounts receivable	$ 187,179	$ 161,223
Merchandise inventories	249,463	146,314
Property and equipment, net	131,907	109,293
Goodwill and other intangible assets	85,163	86,142
Other assets	9,141	5,192
Assets held for sale	662,853	508,164
Liabilities:
Accounts payable	152,110	135,347
Accrued expenses and other	16,554	14,418
Other liabilities	71,042	41,902
Liabilities held for sale	239,706	191,667
Net assets	$ 423,147	$ 316,497

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
schedule of income before income tax
	Fiscal year ended September 30,
	2012	2011	2010
Domestic	$ 1,193,047	$ 1,105,481	$ 1,002,669
Foreign	23,826	12,508	9,507
Total	$ 1,216,873	$ 1,117,989	$ 1,012,176

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Fiscal Year Ended September 30,
	2012	2011	2010
Current provision:
Federal	$ 356,843	$ 194,816	$ 265,862
State and local	32,438	26,527	34,478
Foreign	4,953	4,354	1,497
	394,234	225,697	301,837
Deferred provision:
Federal	47,348	174,412	68,289
State and local	11,959	20,462	12,693
Foreign	1,971	(77)	2,418
	61,278	194,797	83,400
Provision for income taxes	$ 455,512	$ 420,494	$ 385,237

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Fiscal Year Ended September 30,
	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income tax rate, net of federal tax benefit	2.3	1.7	3.3
Foreign	(0.1)	-	0.1
Other	0.2	0.9	(0.3)
Effective income tax rate	37.4%	37.6%	38.1%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	September 30,
	2012	2011
Merchandise inventories	$ 985,571	$ 898,655
Property and equipment	132,732	130,028
Goodwill and other intangible assets	249,913	142,810
Other	705	1,588
Gross deferred tax liabilities	1,368,921	1,173,081
Net operating loss and tax credit carryforwards	(59,994)	(40,742)
Capital loss carryforwards	(230,395)	(230,122)
Allowance for doubtful accounts	(30,856)	(32,882)
Accrued expenses	(9,651)	(462)
Employee and retiree benefits	(17,392)	(24,206)
Stock options	(28,197)	(25,697)
Other	(57,596)	(44,398)
Gross deferred tax assets	(434,081)	(398,509)
Valuation allowance for deferred tax assets	254,182	249,906
Deferred tax assets, net of valuation allowance	(179,899)	(148,603)
Net deferred tax liabilities	$ 1,189,022	$ 1,024,478

Summary of Income Tax Contingencies [Table Text Block]
Balance at September 30, 2009	$ 37,649
Additions of tax positions of the current year	6,710
Additions of tax positions of the prior years	737
Reductions of tax positions of the prior years	(4,826)
Settlements with taxing authorities	(2,810)
Expiration of statutes of limitations	(630)
Balance at September 30, 2010	36,830
Additions of tax positions of the current year	5,866
Additions of tax positions of the prior years	3,592
Reductions of tax positions of the prior years	(386)
Settlements with taxing authorities	(7,136)
Expiration of statutes of limitations	(2,963)
Balance at September 30, 2011	35,803
Additions of tax positions of the current year	6,094
Additions of tax positions of the prior years	1,045
Additions of tax positions due to acquisitions	2,748
Reductions of tax positions of the prior years	(5,177)
Settlements with taxing authorities	(2,286)
Expiration of statutes of limitations	(1,237)
Balance at September 30, 2012	$ 36,990

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2012
Goodwill and Other Intangible Assets Tables [Abstract]
Schedule Of Goodwill Text Block
	Pharmaceutical
	Distribution	Other	Total
Goodwill at September 30, 2010	$ 2,404,652	$ 70,044	$ 2,474,696
Goodwill recognized in connection with acquisitions (see Note 2)	17,495	8,412	25,907
Foreign currency translation	(440)	-	(440)
Goodwill impairment	-	(3,001)	(3,001)
Goodwill at September 30, 2011	2,421,707	75,455	2,497,162
Goodwill recognized in connection with acquisitions (see Note 2)	(134)	444,554	444,420
Foreign currency translation	1,402	-	1,402
Goodwill at September 30, 2012	$ 2,422,975	$ 520,009	$ 2,942,984

Intangible Assets Disclosure [Text Block]
	September 30, 2012			September 30, 2011
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Indefinite-lived intangibles — trade names	$344,004	$-	$344,004	$233,348	$-	$233,348
Finite-lived intangibles:
Customer relationships	265,981	(61,865)	204,116	78,147	(47,578)	30,569
Other	67,896	(35,568)	32,328	45,074	(28,484)	16,590
Total other intangible assets	$677,881	$(97,433)	$580,448	$356,569	$(76,062)	$280,507

Debt (Tables)	12 Months Ended
Sep. 30, 2012
Debt Tables [Abstract]
Schedule Of Debt Instruments Text Block
	September 30,
	2012	2011
	(Dollars in thousands)
Blanco revolving credit facility	$-	$55,000
Receivables securitization facility due 2015	-	-
Multi-currency revolving credit facility due 2017	-	-
$392,326, 5 5/8% senior notes due 2012	-	392,000
$500,000, 5 7/8% senior notes due 2015	499,091	498,822
$400,000, 4 7/8% senior notes due 2019	397,485	397,190
$500,000, 3 1/2% senior notes due 2021	499,355	-
Other	-	89
Total debt	1,395,931	1,343,101
Less current portion	-	392,089
Total, net of current portion	$1,395,931	$951,012

Stockholders Equity and Earnings per Share (Tables)	12 Months Ended
Sep. 30, 2012
Stockholders Equity and Earnings per Share Tables [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	September 30,
	2012	2011
Pension and postretirement adjustments (See Note 8)	$ (45,828)	$ (47,366)
Foreign currency translation	13,337	(2,501)
Other	(166)	(274)
Total accumulated other comprehensive loss	$ (32,657)	$ (50,141)

Schedule of Weighted Average Number of Shares [Table Text Block]
	September 30,
	2012	2011	2010
Weighted average common shares outstanding — basic	252,906	272,471	282,258
Effect of dilutive securities — stock options and restricted stock	3,997	5,246	4,988
Weighted average common shares outstanding — diluted	256,903	277,717	287,246

Pension and Other Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2012
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Reconciliation of Changes in Company Sponsored Defined Benefit Pension Plans [Text Block]
	Fiscal Year Ended
	September 30,
	2012	2011
Change in Projected Benefit Obligations:
Benefit obligation at beginning of year	$154,887	$142,982
Interest cost	6,560	7,036
Actuarial losses	17,942	11,287
Benefit payments	(13,134)	(6,446)
Other	(11)	28
Benefit obligation at end of year	$166,244	$154,887
Change in Plan Assets:
Fair value of plan assets at beginning of year	$122,242	$113,475
Actual return on plan assets	26,775	4,014
Employer contributions	23,444	12,185
Expenses	(936)	(986)
Benefit payments	(13,134)	(6,446)
Fair value of plan assets at end of year	$158,391	$122,242
Funded Status and Amounts Recognized:
Funded status	$(7,853)	$(32,645)
Net amount recognized	$(7,853)	$(32,645)
Amounts recognized in the balance sheets consist of:
Current liabilities	$(4,456)	$(10,730)
Noncurrent liabilities	(3,397)	(21,915)
Net amount recognized	$(7,853)	$(32,645)

Weighted Average Assumptions Used In Computing Benefit Obligation [Text Block]
	2012	2011
Discount rate	3.70%	4.60%
Rate of increase in compensation levels	N/A	N/A
Expected long-term rate of return on assets	8.00%	8.00%

Schedule of Net Benefit Costs [Table Text Block]
	Fiscal Year Ended September 30,
	2012	2011	2010
Components of Net Periodic Benefit Cost:
Interest cost on projected benefit obligation	$6,560	$7,036	$6,959
Expected return on plan assets	(10,475)	(9,289)	(7,918)
Recognized net actuarial loss	4,758	4,768	3,964
Loss due to curtailments, settlements and other	1,518	828	52
Net periodic pension cost of defined benefit pension plans	2,361	3,343	3,057
Net pension cost of multi-employer plans	294	340	364
Total pension expense	$2,655	$3,683	$3,421

Weighted Average Assumptions Used in Computing Net Periodic Benefit Cost [Text Block]
	2012	2011	2010
Discount rate	4.60%	5.00%	5.55%
Rate of increase in compensation levels	N/A	N/A	N/A
Expected long-term rate of return on assets	8.00%	8.00%	8.00%

Schedule of Allocation of Plan Assets [Table Text Block]
	Pension Asset		Target
	Allocation		Allocation
	2012	2011	2012	2011
Asset Category:
Equity securities	42%	53%	42%	60%
Debt securities	58	47	58	40
Total	100%	100%	100%	100%

Accumulated and Projected Benefit Obligations in Excess of Plan Assets [Text Block]
	2012	2011
Accumulated benefit obligation	$166,244	$154,887
Projected benefit obligation	$166,244	$154,887
Plan assets at fair value	$158,391	$122,242

Schedule of Expected Benefit Payments [Table Text Block]
Pension Benefits
Fiscal Year:
2013	$10,257
2014	6,393
2015	6,755
2016	7,554
2017	8,319
2018-2022	40,839
Total	$80,117

Reconciliation of Changes in Company Sponsored Postretirement Benefit Plans [Text Block]
	Fiscal Year Ended
	September 30,
	2012	2011
Change in Accumulated Benefit Obligations:
Benefit obligation at beginning of year	$11,500	$12,777
Interest cost	501	604
Actuarial loss (gain)	116	(538)
Benefit payments	(1,307)	(1,343)
Benefit obligation at end of year	$10,810	$11,500
Change in Plan Assets:
Fair value of plan assets at beginning of year	$-	$-
Employer contributions	1,307	1,343
Benefit payments	(1,307)	(1,343)
Fair value of plan assets at end of year	$-	$-
Funded Status and Amounts Recognized:
Funded status	$(10,810)	$(11,500)
Net amount recognized	$(10,810)	$(11,500)
Amounts recognized in the balance sheets consist of:
Current liabilities	$(943)	$(1,186)
Noncurrent liabilities	(9,867)	(10,314)
Net amount recognized	$(10,810)	$(11,500)

Weighted Average Assumptions Used in Computing Funded Status [Text Block]
	2012	2011
Discount rate	3.70%	4.60%
Health care trend rate assumed for next year	7.82%	8.10%
Rate to which the cost trend rate is assumed to decline	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2022	2021

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
One Percentage Point
	Increase	Decrease
Effect on total service and interest cost components	$ 54	$ (46)
Effect on benefit obligation	$ 1,182	$ (1,002)

Components of Net Periodic Benefit Costs For Company Sponsored Postretirement Benefit Plans [Text Block]
	Fiscal Year Ended
	September 30,
	2012	2011	2010
Components of Net Periodic Benefit Cost:
Interest cost on projected benefit obligation	$501	$604	$634
Recognized net actuarial gains	(958)	(455)	(532)
Total postretirement (income)/benefit expense	$(457)	$149	$102

Weighted Average Assumptions Used in Computing Postretirement Benefit Plans Net Periodic Benefit [Text Block]
	2012	2011	2010
Discount rate	4.60%	5.00%	5.55%
Health care trend rate assumed for next year	8.10%	8.39%	8.25%
Rate to which the cost trend rate is assumed to decline	4.50%	4.50%	5.00%
Year that the rate reaches the ultimate trend rate	2022	2021	2020

Expected Post Retirement Benefit Payments [Text Block]
Postretirement Benefits

Fiscal Year:
2013	$943
2014	886
2015	730
2016	693
2017	657
2018-2022	2,863
Total	$6,772

Share-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Fiscal Year Ended September 30,
	2012	2011	2010
Weighted average risk-free interest rate	0.59%	1.80%	1.76%
Expected dividend yield	1.39%	1.10%	1.14%
Weighted average volatility of common stock	25.63%	26.46%	27.11%
Weighted average expected life of the options	3.69 years	3.83 years	3.84 years

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
	(000’s)			(000’s)
Outstanding at September 30, 2011	17,848	$24	5 years
Granted	3,414	$37
Exercised	(4,477)	$20
Forfeited	(699)	$31
Outstanding at September 30, 2012	16,086	$28	5 years	$171,536
Exercisable at September 30, 2012	8,485	$23	4 years	$132,756
Expected to vest after September 30, 2012	6,991	$34	6 years	$34,789

Summary of Nonvested Options and Changes During Year [Text Block]
		Weighted
		Average
		Grant Date
	Options	Fair Value
	(000’s)
Nonvested at September 30, 2011	7,912	$6
Granted	3,414	$6
Vested	(3,034)	$6
Forfeited	(691)	$6
Nonvested at September 30, 2012	7,601	$6

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
		Weighted
		Average
	Restricted	Grant Date
	Shares	Fair Value
	(000’s)
Nonvested at September 30, 2011	1,063	$28
Granted	429	$37
Vested	(343)	$18
Forfeited	(91)	$32
Nonvested at September 30, 2012	1,058	$34

Employee Severance, Litigation, and Other (Tables)	12 Months Ended
Sep. 30, 2012
Restructuring and Related Activities [Abstract]
Schedule Of Restructuring And Related Costs Text Block
	2012	2011	2010
Employee severance	$33,040	$4,382	$(4,482)
Litigation costs	-	16,000	-
Costs relating to business acquisitions	11,100	3,185	-
Total employee severance, litigation and other	$44,140	$23,567	$(4,482)

Schedule Of Restructuring Reserve By Type Of Cost Text Block
	Employee	Litigation and
	Severance	Other	Total
Balance as of September 30, 2010	$ 1,134	$ 2,857	$ 3,991
Expense recorded during the period	4,382	19,185	23,567
Payments made during the period	(1,906)	(1,752)	(3,658)
Balance as of September 30, 2011	3,610	20,290	23,900
Expense recorded during the period	33,040	11,100	44,140
Payments made during the period	(5,668)	(13,537)	(19,205)
Balance as of September 30, 2012	$ 30,982	$ 17,853	$ 48,835

Business Segment Information (Tables)	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
reconciliation of revenue from segments to consolidated
	Revenue
Fiscal year ended September 30,	2012	2011	2010
Pharmaceutical Distribution	$76,940,544	$78,444,933	$76,272,582
Other	1,324,744	302,012	261,705
Intersegment eliminations	(184,482)	(51,286)	(38,181)
Revenue	$78,080,806	$78,695,659	$76,496,106

reconciliation of operating profit
	Operating Income
Fiscal year ended September 30,	2012	2011	2010
Pharmaceutical Distribution	$1,275,636	$1,184,673	$1,046,703
Other	72,119	28,414	36,153
Employee severance, litigation and other	(44,140)	(23,567)	4,482
Operating income	1,303,615	1,189,520	1,087,338
Other (income) loss	(5,827)	(4,617)	3,372
Interest expense, net	92,569	76,148	71,790
Income from continuing operations before income taxes	$1,216,873	$1,117,989	$1,012,176

reconciliation of assets from segment to consolidated
	Assets
At September 30,	2012	2011
Pharmaceutical Distribution	$13,429,646	$14,083,828
Other	1,349,757	391,406
Assets held for sale	662,853	508,164
Total assets	$15,442,256	$14,983,398

Depreciation and Amortization [Member]
Segment Reporting [Line Items]
reconciliation of other significant reconciling items from segment
	Depreciation & Amortization
Fiscal year ended September 30,	2012	2011	2010
Pharmaceutical Distribution	$106,028	$90,005	$67,946
Other	28,347	11,357	11,555
Total depreciation and amortization	$134,375	$101,362	$79,501

Capital Expenditures [Member]
Segment Reporting [Line Items]
reconciliation of other significant reconciling items from segment
	Capital Expenditures
Fiscal year ended September 30,	2012	2011	2010
Pharmaceutical Distribution	$85,980	$143,584	$166,130
Other	47,312	12,558	9,557
Total capital expenditures	$133,292	$156,142	$175,687

Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
	Fiscal Year Ended September 30, 2012
	First	Second	Third	Fourth	Fiscal
	Quarter	Quarter	Quarter	Quarter	Year
	(In thousands, except per share amounts)
Revenue	$19,981,185	$19,708,371	$19,326,807	$19,064,443	$78,080,806
Gross profit (a)	$573,262	$679,741	$667,866	$713,817	$2,634,686
Distribution, selling and
administrative expenses,
depreciation, and
amortization	286,300	293,654	339,345	367,632	1,286,931
Employee severance,
litigation and other	3,559	9,027	4,135	27,419	44,140
Operating income	$283,403	$377,060	$324,386	$318,766	$1,303,615
Income from continuing operations	$161,592	$219,143	$190,177	$190,449	$761,361
Income (loss) from discontinued
operations, net of tax (b)	524	(7,038)	(8,906)	(26,955)	(42,375)
Net income	$162,116	$212,105	$181,271	$163,494	$718,986
Earnings per share from continuing
operations:
Basic	$0.63	$0.85	$0.75	$0.78	$3.01
Diluted	$0.61	$0.84	$0.74	$0.77	$2.96
Earnings per share:
Basic	$0.63	$0.82	$0.72	$0.67	$2.84
Diluted	$0.62	$0.81	$0.71	$0.66	$2.80
____________

	Fiscal Year Ended September 30, 2011
	First	Second	Third	Fourth	Fiscal
	Quarter	Quarter	Quarter	Quarter	Year
	(In thousands, except per share amounts)
Revenue	$19,530,534	$19,395,063	$19,763,001	$20,007,061	$78,695,659
Gross profit (a)	$562,779	$667,406	$632,959	$595,833	$2,458,977
Distribution, selling and
administrative expenses,
depreciation and amortization	287,914	305,479	319,521	326,470	1,239,384
Employee severance, litigation
and other	-	-	-	23,567	23,567
Intangible asset impairments	-	-	-	6,506	6,506
Operating income	$274,865	$361,927	$313,438	$239,290	$1,189,520
Income from continuing operations	$159,686	$212,241	$181,749	$143,819	$697,495
Income from discontinued
operations, net of tax (b)	814	2,140	2,670	3,505	9,129
Net income	$160,500	$214,381	$184,419	$147,324	$706,624
Earnings per share from continuing
operations:
Basic	$0.58	$0.77	$0.66	$0.54	$2.56
Diluted	$0.57	$0.76	$0.65	$0.53	$2.51
Earnings per share:
Basic	$0.58	$0.78	$0.67	$0.55	$2.59
Diluted	$0.57	$0.77	$0.66	$0.54	$2.54
____________

Schedule II Valuation and Qualifying Accounts (Tables)	12 Months Ended
Sep. 30, 2012
Valuation and Qualifying Accounts Tables [Abstract]
Schedule of Valuation and Qualifying Accounts Tables [Text Block]
		Additions
	Balance at	Charged to	Charged to		Balance at
	Beginning	Costs and	Other	Deductions-	End of
Description	of Period	Expenses (1)	Accounts (2)	Describe (3)	Period

	(In thousands)
Year Ended September 30, 2012
Allowance for doubtful accounts	$88,833	$23,058	$-	$(26,150)	$85,741

Year Ended September 30, 2011
Allowance for doubtful accounts	$93,849	$37,878	$62	$(42,956)	$88,833

Year Ended September 30, 2010
Allowance for doubtful accounts	$89,697	$41,697	$-	$(37,545)	$93,849
___________

Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended									12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary of Significant Account Policies Details [Abstract]
Largest Trade Receivable Due From Single Customer As Percentage of Accounts Receivable	11.00%									11.00%
Largest Customer Revenue as Percentage of Total Revenue										17.00%
Maximum Percentage Of Revenue From Customers Other Than Largest Customer										6.00%
Finite Lived Intangible Assets Useful Life Range										3 to 16 years
Intangible asset impairments	$ 0	$ 0	$ 0	$ 0	$ 6,506,000	$ 0	$ 0	$ 0		$ 0	$ 6,506,000	$ 3,200,000
Intangible Asset Impairment In Connection with Annual Impairment Review									2,500,000
Percentage Of LIFO Inventory	82.00%				82.00%					82.00%	82.00%
Excess Of Replacement Or Current Costs Over Stated LIFO Value	256,700,000				256,000,000					256,700,000	256,000,000
Inventory, LIFO Reserve, Period Charge										700,000	34,700,000	30,200,000
Tangible Asset Impairment Charges											6,700,000
Accrual for Estimated Customer Sales Returns	252,500,000				258,300,000					252,500,000	258,300,000
Excess tax benefit from the exercise of stock options										25,703,000	39,711,000	21,036,000
Shipping Handling And Transportation Costs										$ 259,100,000	$ 270,200,000	$ 277,200,000

Acquisitions (Details) (USD $)	3 Months Ended								12 Months Ended			1 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Nov. 30, 2011 Theracom Llc [Member]	Apr. 30, 2012 World Courier Inc [Member]	Dec. 31, 2012 World Courier Inc [Member]	Sep. 30, 2012 Theracom and World Courier Combined [Member]
Business Acquisition [Line Items]
Cost of acquired companies, net of cash acquired									$ 775,670,000	$ 45,380,000	$ 0	$ 257,200,000	$ 518,000,000
Business Acquisition Purchase Price Allocation Goodwill Amount												180,200,000	263,700,000
Business Acquisition Purchase Price Allocation Noncurrent Assets												68,800,000	250,000,000
Business Acquisition Purchase Price Allocation Trade Names												3,800,000	110,500,000
Business Acquisition Purchase Price Allocation Customer Relationships												57,100,000	130,500,000
Business Acquisition Purchase Price Allocation Software Technology												7,900,000	9,000,000
Acquired Trade Name Assets Weighted Average Useful Lives												5 years
Acquired Customer Relationship Intangible Assets Weighted Average Useful Lives												15 years	16 years
Acquired Software Technology Assets Weighted Average Useful Life												5 years	5 years
Business Acquisition Purchase Price Allocation Current Assets Receivables												119,300,000
Business Acquisition Purchase Price Allocation Current Assets Inventory												41,700,000
Business Acquisition Purchase Price Allocation Current Liabilities Accounts Payable												153,200,000
Business Acquisition Annualized Revenues												700,000,000
Business Acquisition Actual Revenue Subject to Elimination												72,200,000
Business Acquisition Operational Statistics													It operates in over 50 countries and has approximately 2,500 employees
Business Acquisition Estimated Revenue														500,000,000
Revenue	19,064,443,000	19,326,807,000	19,708,371,000	19,981,185,000	20,007,061,000	19,763,001,000	19,395,063,000	19,530,534,000	78,080,806,000	78,695,659,000	76,496,106,000				959,900,000
Income from continuing operations before income taxes	$ 296,539,000	$ 305,400,000	$ 353,816,000	$ 261,118,000	$ 222,467,000	$ 294,871,000	$ 343,134,000	$ 257,517,000	$ 1,216,873,000	$ 1,117,989,000	$ 1,012,176,000				$ 24,100,000

Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Discontinued Operations Details [Abstract]
Disposal Group Including Discontinued Operation Revenue	$ 1,639,684	$ 1,521,899	$ 1,457,873
Disposal Group Including Discontinued Operation Operating Income Loss	(37,534)	12,652	15,593
disposal group accounts receivable	187,179	161,223
disposal group inventory	249,463	146,314
disposal group property plant and equipment	131,907	109,293
Disposal Group Goodwill and Other Intangible Assets	85,163	86,142
disposal group other assets	9,141	5,192
assets of disposal group	662,853	508,164
disposal group accounts payable	152,110	135,347
disposal group accrued liabilities	16,554	14,418
disposal group other liabilities	71,042	41,902
liabilities of disposal group	239,706	191,667
Disposal Group Net Assets	$ 423,147	$ 316,497

Income Taxes (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Apr. 30, 2012
Income Taxes Details [Abstract]
incomelossfromcontinuingoperationsbeforeincometaxesdomestic									$ 1,193,047,000	$ 1,105,481,000	$ 1,002,669,000
incomelossfromcontinuingoperationsbeforeincometaxesforeign									23,826,000	12,508,000	9,507,000
Income from continuing operations before income taxes	296,539,000	305,400,000	353,816,000	261,118,000	222,467,000	294,871,000	343,134,000	257,517,000	1,216,873,000	1,117,989,000	1,012,176,000
Current Income Tax Expense Benefit Continuing Operations Abstract
Current Federal Tax Expense Benefit									356,843,000	194,816,000	265,862,000
Current State And Local Tax Expense Benefit									32,438,000	26,527,000	34,478,000
Current Foreign Tax Expense Benefit									4,953,000	4,354,000	1,497,000
Current Income Tax Expense Benefit									394,234,000	225,697,000	301,837,000
Deferred Income Tax Expense Benefit Continuing Operations Abstract
Deferred Federal Income Tax Expense Benefit									47,348,000	174,412,000	68,289,000
Deferred State And Local Income Tax Expense Benefit									11,959,000	20,462,000	12,693,000
Deferred Foreign Income Tax Expense Benefit									1,971,000	(77,000)	2,418,000
Provision for deferred income taxes									61,278,000	194,797,000	83,400,000
Income taxes	106,090,000	115,223,000	134,673,000	99,526,000	78,648,000	113,122,000	130,893,000	97,831,000	455,512,000	420,494,000	385,237,000
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation Abstract
Effective Income Tax Rate Reconciliation At Federal Statutory Income Tax Rate									35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation State And Local Income Taxes									2.30%	1.70%	3.30%
Effective Income Tax Rate Reconciliation Foreign Income Tax Rate Differential									(0.10%)	0.00%	0.10%
Effective Income Tax Rate Reconciliation Other Adjustments									0.20%	0.90%	(0.30%)
Effective Income Tax Rate Continuing Operations									37.40%	37.60%	38.10%
Components Of Deferred Tax Assets And Liabilities Abstract
Deferred Tax Liabilities Merchandise Inventories	985,571,000				898,655,000				985,571,000	898,655,000
Deferred Tax Liabilities Property Plant And Equipment	132,732,000				130,028,000				132,732,000	130,028,000
Deferred Tax Liabilities Goodwill And Intangible Assets	249,913,000				142,810,000				249,913,000	142,810,000
Deferred Tax Liabilities Other	705,000				1,588,000				705,000	1,588,000
Deferred Tax Liabilities	1,368,921,000				1,173,081,000				1,368,921,000	1,173,081,000
Deferred Tax Assets Net Operating Loss Carryforwards and Tax Credit Carryforwards	(59,994,000)				(40,742,000)				(59,994,000)	(40,742,000)
Deferred Tax Assets Capital Loss Carryforwards	(230,395,000)				(230,122,000)				(230,395,000)	(230,122,000)
Deferred Tax Assets Tax Deferred Expense Reserves And Accruals Allowance For Doubtful Accounts	(30,856,000)				(32,882,000)				(30,856,000)	(32,882,000)
Deferred Tax Assets Tax Deferred Expense Reserves And Accruals Accrued Liabilities	(9,651,000)				(462,000)				(9,651,000)	(462,000)
Deferred Tax Assets Tax Deferred Expense Compensation And Benefits Other	(17,392,000)				(24,206,000)				(17,392,000)	(24,206,000)
Deferred Tax Assets Tax Deferred Expense Compensation And Benefits Share Based Compensation Cost	(28,197,000)				(25,697,000)				(28,197,000)	(25,697,000)
Deferred Tax Assets Other	(57,596,000)				(44,398,000)				(57,596,000)	(44,398,000)
Deferred Tax Assets Gross	(434,081,000)				(398,509,000)				(434,081,000)	(398,509,000)
Deferred Tax Assets Valuation Allowance	254,182,000				249,906,000				254,182,000	249,906,000
Deferred Tax Assets Net	179,899,000				148,603,000				179,899,000	148,603,000
Deferred Tax Assets Liabilities Net	1,189,022,000				1,024,478,000				1,189,022,000	1,024,478,000
Potentaial Tax Benefits From Federal Net Operating Loss Carryforwards	21,500,000								21,500,000
Potential Tax Benefits From State Net Operating Loss Carryforwards	51,400,000								51,400,000
Potential Tax Benefits From Foreign Net Operating Loss Carryforwards	6,500,000								6,500,000
Potential Tax Benefits That Would Be Recorded As Paid In Capital	6,000,000								6,000,000
Potential Tax Benefits That Would Reduce Income Tax Expense	14,800,000								14,800,000
Potential Tax Benefits From Capital Loss Carryforwards	230,400,000								230,400,000
State Tax Credit Carryforwards	1,400,000								1,400,000
Acquired Net Operating Loss Carryforwards												78,000,000
Increase Decrease in Valuation Allowance on Deferred Tax Assets									4,300,000	14,600,000
Excess tax benefit from the exercise of stock options									25,703,000	39,711,000	21,036,000
Income Taxes Paid Net									302,100,000	214,600,000	257,800,000
Unrecognized Tax Benefits Including Federal Benefit	43,300,000				45,700,000				43,300,000	45,700,000
Unrecognized Tax Benefits That Would Impact Effective Tax Rate	30,100,000				30,900,000				30,100,000	30,900,000
Unrecognized Tax Benefits Income Tax Penalties And Interest Accrued	6,300,000				9,900,000				6,300,000	9,900,000
Unrecognized Tax Benefits Schedule [Abstract]
Unrecognized Tax Benefits Beginning of Period				35,803,000				36,830,000	35,803,000	36,830,000	37,649,000
Unrecognized Tax Benefits Increases Resulting From Current Period Tax Positions									6,094,000	5,866,000	6,710,000
Unrecognized Tax Benefits Increases Resulting From Prior Period Tax Positions									1,045,000	3,592,000	737,000
unrecognized tax benefits increase from acquisition									2,748,000
Unrecognized Tax Benefits Decreases Resulting From Prior Period Tax Positions									(5,177,000)	(386,000)	(4,826,000)
Unrecognized Tax Benefits Decreases Resulting From Settlements With Taxing Authorities									(2,286,000)	(7,136,000)	(2,810,000)
Unrecognized Tax Benefits Reductions Resulting From Lapse Of Applicable Statute Of Limitations									(1,237,000)	(2,963,000)	(630,000)
Unrecognized Tax Benefits End of Period	36,990,000				35,803,000				36,990,000	35,803,000	36,830,000
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible Amount Of Unrecorded Benefit	2,300,000								2,300,000
undistributed earnings of foreign subsidiaries	$ 93,000,000								$ 93,000,000

Goodwill and Other Intangible Assets (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Oct. 31, 2026	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Goodwill [Line Items]
Goodwill				$ 2,497,162,000				$ 2,474,696,000	$ 2,497,162,000	$ 2,474,696,000
Goodwill Acquired During Period									444,420,000	25,907,000
Goodwill, Translation Adjustments									1,402,000	(440,000)
Goodwill, Impairment Loss										(3,001,000)
Goodwill	2,942,984,000				2,497,162,000				2,942,984,000	2,497,162,000	2,474,696,000
Indefinite Lived Intangible Assets Excluding Goodwill	344,004,000				233,348,000				344,004,000	233,348,000
Finite Lived Intangible Assets [Line Items]
Intangible Assets Gross Excluding Goodwill	677,881,000				356,569,000				677,881,000	356,569,000
Intangible Assets Accumulated Amortization Excluding Goodwill	(97,433,000)				(76,062,000)				(97,433,000)	(76,062,000)
Intangible Assets Net Excluding Goodwill	580,448,000				280,507,000				580,448,000	280,507,000
Amortization	6,944,000	5,981,000	4,630,000	3,992,000	3,273,000	3,060,000	3,102,000	3,167,000	21,547,000	12,602,000	12,494,000
Future Amortization Expense Year One																	27,200,000
Future Amortization Expense Year Two																25,400,000
Future Amortization Expense Year Three															21,300,000
Future Amortization Expense Year Four														20,300,000
Future Amortization Expense Year Five													16,900,000
Future Amortization Expense, after Year Five												125,300,000
Impaired Intangible Assets Other Than Goodwill [Line Items]
Intangible asset impairments	0	0	0	0	6,506,000	0	0	0	0	6,506,000	3,200,000
Customer Relationships Impaired [Member]
Impaired Intangible Assets Other Than Goodwill [Line Items]
Intangible asset impairments										3,500,000
Tradenames Impaired [Member]
Impaired Intangible Assets Other Than Goodwill [Line Items]
Intangible asset impairments											3,200,000
Customer Relationships Member
Finite Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross	265,981,000				78,147,000				265,981,000	78,147,000
Finite Lived Intangible Assets Accumulated Amortization	(61,865,000)				(47,578,000)				(61,865,000)	(47,578,000)
Finite Lived Intangible Assets Net	204,116,000				30,569,000				204,116,000	30,569,000
Other Finite Lived Intangibles [Member]
Finite Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross	67,896,000				45,074,000				67,896,000	45,074,000
Finite Lived Intangible Assets Accumulated Amortization	(35,568,000)				(28,484,000)				(35,568,000)	(28,484,000)
Finite Lived Intangible Assets Net	32,328,000				16,590,000				32,328,000	16,590,000
Pharmaceutical Distribution [Member]
Goodwill [Line Items]
Goodwill				2,421,707,000				2,404,652,000	2,421,707,000	2,404,652,000
Goodwill Acquired During Period									(134,000)	17,495,000
Goodwill, Translation Adjustments									1,402,000	(440,000)
Goodwill, Impairment Loss										0
Goodwill	2,422,975,000				2,421,707,000				2,422,975,000	2,421,707,000
Other Segment [Member]
Goodwill [Line Items]
Goodwill				75,455,000				70,044,000	75,455,000	70,044,000
Goodwill Acquired During Period									444,554,000	8,412,000
Goodwill, Translation Adjustments									0	0
Goodwill, Impairment Loss										(3,001,000)
Goodwill	$ 520,009,000				$ 75,455,000				$ 520,009,000	$ 75,455,000

Debt (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2022	Sep. 30, 2015
Debt Instrument [Line Items]
Long Term Debt	$ 1,395,931,000	$ 1,343,101,000
Current portion of long-term debt	0	392,089,000
Long-term debt, net of current portion	1,395,931,000	951,012,000
longtermdebtmaturitiesrepaymentsofprincipalinyearthree					500,000,000
Long Term Debt Maturities Repayments Of Principal After Year Five				900,000,000
Interest Paid	84,500,000	74,200,000	63,800,000
Debt Related Commitment Fees And Debt Issuance Costs	5,200,000	4,700,000	5,000,000
Blanco Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long Term Debt	0	55,000,000
Receivables Securitization Facility [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Effective Percentage Rate Range	prevailing market rates for short-term commercial paper or LIBOR plus a program fee of 75 basis points
Debt Instrument Fee Rate Effective Percentage Rate Range	37.5 basis points, annually
Debt Instrument Ability to Increase Commitment Subject to Lender Approval	250,000,000
Debt Instrument, Maturity Date, Description	November 2015
Line of Credit Facility, Maximum Borrowing Capacity	700,000,000
Multi Currency Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Interest Rate at Period End	90 basis points over LIBOR/EURIBOR/Bankers Acceptance Stamping Fee
Debt Instrument Interest Rate Effective Percentage Rate Range	68 basis points to 155 basis points over LIBOR/EURIBOR/Bankers Acceptance Stamping Fee; on borrowings denominated in Canadian dollars, the greater of the Canadian prime rate or the CDOR rate
Debt Instrument Fee Rate Effective Percentage Rate Range	7 basis points to 20 basis points, annually, of the total commitment
Debt Instrument Fee Rate at Period End	10 basis points
Debt Instrument, Maturity Date, Description	November 2017
Line of Credit Facility, Maximum Borrowing Capacity	700,000,000
Senior Notes Due 2012 [Member]
Debt Instrument [Line Items]
Long Term Debt	0	392,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.63%
Debt Instrument, Maturity Date, Description	2012
Senior Notes Due 2015 [Member]
Debt Instrument [Line Items]
Long Term Debt	499,091,000	498,822,000
Long Term Debt Principal Balance	500,000,000
Debt Instrument Issuance Discount Percentage	99.50%
Debt Instrument Effective Yield Percentage	5.94%
Debt Instrument, Interest Rate, Stated Percentage	5.88%
Debt Instrument, Maturity Date, Description	2015
Senior Notes Due 2019 [Member]
Debt Instrument [Line Items]
Long Term Debt	397,485,000	397,190,000
Long Term Debt Principal Balance	400,000,000
Debt Instrument Issuance Discount Percentage	99.20%
Debt Instrument Effective Yield Percentage	4.98%
Debt Instrument, Interest Rate, Stated Percentage	4.88%
Debt Instrument, Maturity Date, Description	2019
Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Long Term Debt	499,355,000	0
Long Term Debt Principal Balance	500,000,000
Debt Instrument Issuance Discount Percentage	99.86%
Debt Instrument Effective Yield Percentage	3.52%
Debt Instrument, Interest Rate, Stated Percentage	3.50%
Debt Instrument, Maturity Date, Description	2021
Other Debt [Member]
Debt Instrument [Line Items]
Long Term Debt	$ 0	$ 89,000

Stockholders Equity and Earnings per Share (Details) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Oct. 09, 2012	Aug. 13, 2012	Nov. 01, 2012	Dec. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Nov. 30, 2009 November 2008 Share Repurchase Program [Member]	Sep. 30, 2011 November 2008 Share Repurchase Program [Member]	Sep. 30, 2010 November 2008 Share Repurchase Program [Member]	Nov. 30, 2010 November 2009 Share Repurchase Program [Member]	Sep. 30, 2012 November 2009 Share Repurchase Program [Member]	Sep. 30, 2011 November 2009 Share Repurchase Program [Member]	Sep. 30, 2011 September 2010 Share Repurchase Program [Member]	Sep. 30, 2012 September 2010 Share Repurchase Program [Member]	Aug. 31, 2011 August 2011 Share Repurchase Program [Member]	Sep. 30, 2012 August 2011 Share Repurchase Program [Member]	Sep. 30, 2011 August 2011 Share Repurchase Program [Member]	May 31, 2012 May 2012 Share Repurchase Program [Member]	Sep. 30, 2012 May 2012 Share Repurchase Program [Member]
Stockholders Equity and Earnings Per Share Details [Abstract]
Common stock, shares authorized					600,000,000	600,000,000
Common stock, par value					$ 0.01	$ 0.01
Preferred Stock Shares Authorized					10,000,000
Preferred Stock Par Or Stated Value Per Share					$ 0.01
Accumulated Other Comprehensive Income Loss Defined Benefit Pension And Other Postretirement Plans Net Of Tax					$ (45,828,000)	$ (47,366,000)
Accumulated Other Comprehensive Income Loss Foreign Currency Translation Adjustment Net Of Tax					13,337,000	(2,501,000)
Other Comprehensive Income, Other, Net of Tax					(166,000)	(274,000)
Accumulated other comprehensive loss					(32,657,000)	(50,141,000)
Treasury Stock Program [Line Items]
Stock Repurchase Program, Authorized Amount			750,000,000					500,000,000			500,000,000			500,000,000		750,000,000			750,000,000
Treasury Stock Acquired Shares									2,800,000	23,300,000		3,200,000	14,400,000		13,300,000		13,400,000	6,600,000		200,000
Purchases of common stock									68,100,000	431,900,000		98,100,000	401,900,000		500,000,000		500,000,000	250,000,000		5,900,000
Treasury Stock Purchase Program Availability																				96,900,000
treasury stock shares retired				238,800,000
Accelerated Share Repurchase Program Authorized Amount		650,000,000
Accelerated Stock Repurchase Program Initial Delivery of Shares		16,800,000
Accelerated Share Repurchase Program Initial Funding Allocated to Share Purchases		647,200,000
Accelerated Share Repurchase Program Initial Funding Allocated to Prepaid Dividends		2,000,000
Accelerated Share Repurchase Program Initial Funding Allocated to Fees		$ 800,000
Accelerated Share Repurchase Program Incremental Shares Received Upon Settlement	100,000
Basic					252,906,000	272,471,000	282,258,000
Incremental Common Shares Attributable To Share Based Payment Arrangements					3,997,000	5,246,000	4,988,000
Diluted					256,903,000	277,717,000	287,246,000
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount					2,100,000	2,000,000	2,100,000

Pension and Other Benefit Plans (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2021	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Pension and Other Benefit Plans Details [Abstract]
Pension and Other Postretirement Benefit Expense	$ 20,300,000	$ 19,300,000	$ 20,900,000
Retirement Benefit Plans Net Actuarial Loss Included in Accumulated Other Comprehensive Income Gross	78,500,000
Retirement Benefit Plans Net Actuarial Loss Included in Accumulated Other Comprehensive Loss Net of Tax	45,800,000
Retirement Benefit Plans Net Actuarial Loss Expected Amortization Gross	5,200,000
Retirement Benefit Plans Expected Net Actuarial Loss Amortization Net of Tax	3,000,000
Defined Benefit Plan Assets Target Allocations Abstract
Definited Benefit Plan Target Plan Asset Allocations	100.00%	100.00%
Defined Contribution Pension And Other Postretirement Plans Disclosure Abstract
Defined Contribution Plan Cost Recognized	16,400,000	15,400,000	16,800,000
Deferred Compensation Arrangements Abstract
Deferred Compensation Arrangement with Individual, Shares Authorized for Issuance	2.96
Deferred Compensation Arrangement With Individual Recorded Liability	10,500,000	8,500,000
equity securities
defined benefit plan
Defined Benefit Plan Weighted Average Asset Allocations	42.00%	53.00%
Defined Benefit Plan Assets Target Allocations Abstract
Definited Benefit Plan Target Plan Asset Allocations	42.00%	60.00%
debt securities
defined benefit plan
Defined Benefit Plan Weighted Average Asset Allocations	58.00%	47.00%
Defined Benefit Plan Assets Target Allocations Abstract
Definited Benefit Plan Target Plan Asset Allocations	58.00%	40.00%
Pension Plans Defined Benefit Member
Change in Benefit Obligation [Abstract]
Benefit obligation at beginning of year	154,887,000	142,982,000
Defined Benefit Plan Interest Cost	6,560,000	7,036,000
Defined Benefit Plan Actuarial Net Gains Losses	17,942,000	11,287,000
Defined Benefit Plan Benefits Paid	(13,134,000)	(6,446,000)
Defined Benefit Plan Changes Other	(11,000)	28,000
Benefit obligation at end of year	166,244,000	154,887,000	142,982,000
Change in Plan Assets [Abstract]
Fair value of plan assets at beginning of year	122,242,000	113,475,000
Defined Benefit Plan Actual Return On Plan Assets	26,775,000	4,014,000
Defined Benefit Plan Contributions By Employer	23,444,000	12,185,000
Defined Benefit Plan Expenses	(936,000)	(986,000)
Asset Rollforward Benefits Paid	(13,134,000)	(6,446,000)
Fari value of plan assets at end of year	158,391,000	122,242,000	113,475,000
Defined Benefit Plan Funded Status Of Plan Abstract
Defined Benefit Plan Funded Status Of Plan	(7,853,000)	(32,645,000)
Defined Benefit Plan Amounts Recognized In Balance Sheet	(7,853,000)	(32,645,000)
Pension And Other Postretirement Defined Benefit Plans Current Liabilities	(4,456,000)	(10,730,000)
Pension And Other Postretirement Defined Benefit Plans Liabilities Noncurrent	(3,397,000)	(21,915,000)
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Benefit Obligation Abstract
Defined Benefit Plan Assumptions Used Calculating Benefit Obligation Discount Rate	3.70%	4.60%
Defined Benefit Plan Rate of Increase in Compensation Levels String	N/A	N/A
Benefit Plans Expected Long Term Rate of Return on Assets	8.00%	8.00%
Defined Benefit Plan Net Periodic Benefit Cost Abstract
Net Periodic Benefit Interest Cost	6,560,000	7,036,000	6,959,000
Defined Benefit Plan Expected Return On Plan Assets	(10,475,000)	(9,289,000)	(7,918,000)
Defined Benefit Plan Amortization Of Gains Losses	4,758,000	4,768,000	3,964,000
Defined Benefit Plan Recognized Net Gain Loss Due To Settlements And Curtailments	1,518,000	828,000	52,000
Defined Benefit Plan Net Periodic Benefit Cost	2,361,000	3,343,000	3,057,000
Net Pension Cost of Multi Employer Plans	294,000	340,000	364,000
Total Pension Expense	2,655,000	3,683,000	3,421,000
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Net Periodic Benefit Cost Abstract
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Discount Rate	4.60%	5.00%	5.55%
Net Periodic Benefit Cost Compensation Increase Level String	N/A	N/A	N/A
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Expected Long Term Return On Assets	8.00%	8.00%	8.00%
defined benefit plan
Defined Benefit Plan Weighted Average Asset Allocations	100.00%	100.00%
Defined Benefit Plan Assets Target Allocations Abstract
Pension Plan Assets Money Market Funds	900,000	900,000
Pension Plan Assets Commingled Equity Funds	66,400,000	65,100,000
Pension Plan Assets Commingled Fixed Income Funds	91,100,000	56,200,000
Pension Plan Voluntary Contribution	15,000,000	10,000,000
Defined Benefit Plan Estimated Future Benefit Payments Abstract
Defined Benefit Plan Expected Future Benefit Payments In Year One									10,257,000
Defined Benefit Plan Expected Future Benefit Payments In Year Two								6,393,000
Defined Benefit Plan Expected Future Benefit Payments In Year Three							6,755,000
Defined Benefit Plan Expected Future Benefit Payments In Year Four						7,554,000
Defined Benefit Plan Expected Future Benefit Payments In Year Five					8,319,000
Defined Benefit Plan Expected Future Benefit Payments In Five Fiscal Years Thereafter				40,839,000
Pension Plan Contribution Ten Year Total				80,117,000
Other Postretirement Benefit Plans Defined Benefit Member
Change in Benefit Obligation [Abstract]
Benefit obligation at beginning of year	11,500,000	12,777,000
Defined Benefit Plan Interest Cost	501,000	604,000
Defined Benefit Plan Actuarial Net Gains Losses	116,000	(538,000)
Defined Benefit Plan Benefits Paid	(1,307,000)	(1,343,000)
Benefit obligation at end of year	10,810,000	11,500,000	12,777,000
Change in Plan Assets [Abstract]
Defined Benefit Plan Contributions By Employer	1,307,000	1,343,000
Asset Rollforward Benefits Paid	(1,307,000)	(1,343,000)
Defined Benefit Plan Funded Status Of Plan Abstract
Defined Benefit Plan Funded Status Of Plan	(10,810,000)	(11,500,000)
Defined Benefit Plan Amounts Recognized In Balance Sheet	(10,810,000)	(11,500,000)
Pension And Other Postretirement Defined Benefit Plans Current Liabilities	(943,000)	(1,186,000)
Pension And Other Postretirement Defined Benefit Plans Liabilities Noncurrent	(9,867,000)	(10,314,000)
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Benefit Obligation Abstract
Defined Benefit Plan Assumptions Used Calculating Benefit Obligation Discount Rate	3.70%	4.60%
Defined Benefit Plan Health Care Cost Trend Rate Assumed For Next Fiscal Year	7.82%	8.10%
Defined Benefit Plan Ultimate Health Care Cost Trend Rate	4.50%	4.50%
Defined Benefit Plan Year That Rate Reaches Ultimate Trend Rate	2022	2021
Defined Benefit Plan Net Periodic Benefit Cost Abstract
Net Periodic Benefit Interest Cost	501,000	604,000	634,000
Defined Benefit Plan Amortization Of Gains Losses	(958,000)	(455,000)	(532,000)
Total Pension Expense	(457,000)	149,000	102,000
Defined Benefit Plan Estimated Future Benefit Payments Abstract
Defined Benefit Plan Expected Future Benefit Payments In Year One									943,000
Defined Benefit Plan Expected Future Benefit Payments In Year Two								886,000
Defined Benefit Plan Expected Future Benefit Payments In Year Three							730,000
Defined Benefit Plan Expected Future Benefit Payments In Year Four						693,000
Defined Benefit Plan Expected Future Benefit Payments In Year Five					657,000
Defined Benefit Plan Expected Future Benefit Payments In Five Fiscal Years Thereafter				2,863,000
Pension Plan Contribution Ten Year Total				6,772,000
Defined Benefit Plan Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates Abstract
Defined Benefit Plan Effect Of One Percentage Point Increase On Service And Interest Cost Components	54,000
Defined Benefit Plan Effect Of One Percentage Point Decrease On Service And Interest Cost Components	(46,000)
Defined Benefit Plan Effect Of One Percentage Point Increase On Accumulated Postretirement Benefit Obligation	1,182,000
Defined Benefit Plan Effect Of One Percentage Point Decrease On Accumulated Postretirement Benefit Obligation	$ (1,002,000)
Beginning of Year Net Periodic Benefit Cost Assumptions [Abstract]
Beginning of Year Discount Rate	4.60%	5.00%	5.55%
Beginning of Year Estimate of Subsequent Year Health Care Trend Rate	8.10%	8.39%	8.25%
Beginning of Year Estimate of Ultimate Health Care Trend Rate	4.50%	4.50%	5.00%
Beginning of Year Estimate of Year Rate Reaches Ultimate Trend Rate	2022	2021	2020

Share-Based Compensation (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share Based Compensation Details [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Number of Shares Available for Grant Under AmerisourceBergen Equity Incentive Plan	20,400,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Weighted Average Grant Date Fair Value	$ 6.36	$ 7.43	$ 5.82
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Risk Free Interest Rate	0.59%	1.80%	1.76%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Expected Dividend Rate	1.39%	1.10%	1.14%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Expected Volatility Rate	25.63%	26.46%	27.11%
Option Award Fair Value Assumptions Expected Term	3.69 years	3.83 years	3.84 years
Stock or Unit Option Plan Expense	$ 15,400,000	$ 18,800,000	$ 21,700,000
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number	16,086,000	17,848,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period	3,414,000
Stock Option Exercises	(4,477,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period	(699,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Exercisable Number	8,485,000
Options Expected to Vest	6,991,000
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Weighted Average Exercise Price	$ 28	$ 24
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Weighted Average Exercise Price	$ 37
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Weighted Average Exercise Price	$ 20
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period Weighted Average Exercise Price	$ 31
Share Based Compensation Arrangement By Share Based Payment Award Options Exercisable Weighted Average Exercise Price	$ 23
Options Expected to Vest Weighted Average Exercise Price	$ 34
Weighted Average Contractual Term Options Outstanding	5 years	5 years
Weighted Average Contractual Term Options Exercisable	4 years
Weighted Average Contractual Term Options Expected to Vest	6 years
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Intrinsic Value	171,536,000
Share Based Compensation Arrangement By Share Based Payment Award Options Exercisable Intrinsic Value Old	132,756,000
Options Expected to Vest Intrinsic Value	34,789,000
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Total Intrinsic Value	82,100,000	118,500,000	75,000,000
Nonvested Options Outstanding	7,601,000	7,912,000
Options Vested	(3,034,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures In Period	(691,000)
Nonvested Options Weighted Average Fair Value	$ 6	$ 6
Options Vested Weighted Average Fair Value	$ 6
Options Forfeited Weighted Average Fair Value	$ 6
Option Compensation Not Yet Recognized	36,000,000
Weighted Average Period of Unrecognized Option Compensation	2.5 years
ABC Restricted Stock Expense	9,000,000	8,500,000	7,700,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Number	1,058,000	1,063,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period	429,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period	(343,000)
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Forfeited In Period	(91,000)
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Weighted Average Grant Date Fair Value	$ 34	$ 28
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period Weighted Average Grant Date Fair Value	$ 37
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Weighted Average Grant Date Fair Value	$ 18
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Forfeited In Period Weighted Average Grant Date Fair Value	$ 32
Restricted Stock Compensation Not Yet Recognized	15,000,000
Weighted Average Period of Unrecognized Restricted Stock Compensation	1.5 years
Performance share expense	1,500,000
ESPP Shares Authorized	16,000,000
ESPP Shares Acquired	113,692	106,959	220,367
ESPP Withholdings	1,200,000
Fair Value Stock Options Vested During Year	17,200,000	18,000,000	18,800,000
Fair Value Restricted Stock Vested During Year	$ 6,100,000	$ 7,300,000	$ 9,400,000

Leases and Other Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2021	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Leases and Other Commitments Details [Abstract]
Operating Leases Future Minimum Payments Due	$ 319.6
Operating Leases Future Minimum Payments Due Current									56.7
Operating Leases Future Minimum Payments Due In Two Years								52.3
Operating Leases Future Minimum Payments Due In Three Years							46.4
Operating Leases Future Minimum Payments Due In Four Years						38.9
Operating Leases Future Minimum Payments Due In Five Years					29.6
Operating Leases Future Minimum Payments Due Thereafter				95.7
Lease And Rental Expense	65.3	53.3	61.7
Remaining Purchase Commitment Estimate for Flu Vaccine	76.4
Remaining Purchase Commitment Estimate for Blood Products	24.8
Remaining Purchase Commitment Estimate for IBM Global Services	89.2
Remaining Purchase Commitment for IBM Global Services Current									$ 35.1

Employee Severance, Litigation, and Other (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Facility Consolidations Employee Severance and Other Details [Abstract]
Other Restructuring Costs									$ 33,040,000	$ 4,382,000	$ (4,482,000)
Business Combination, Acquisition Related Costs									11,100,000	3,185,000	0
Gain (Loss) Related to Litigation Settlement									0	16,000,000	0
Employee severance, litigation and other	27,419,000	4,135,000	9,027,000	3,559,000	23,567,000	0	0	0	44,140,000	23,567,000	(4,482,000)
Employees Terminated Under Restructuring Activities									103 47
Expenses Incurred Income Recognized for Restructuring Legal Matter										4,400,000
Restructuring Reserve [Line Items]
Restructuring Reserve				23,900,000				3,991,000	23,900,000	3,991,000
Employee severance, litigation and other	27,419,000	4,135,000	9,027,000	3,559,000	23,567,000	0	0	0	44,140,000	23,567,000	(4,482,000)
Restructuring Reserve Settled With Cash									(19,205,000)	(3,658,000)
Restructuring Reserve	48,835,000				23,900,000				48,835,000	23,900,000	3,991,000
Pension Expense Included Within Restructuring Charges									10,300,000
Employee Severance Costs [Member]
Facility Consolidations Employee Severance and Other Details [Abstract]
Employee severance, litigation and other									33,040,000	4,382,000
Restructuring Reserve [Line Items]
Restructuring Reserve				3,610,000				1,134,000	3,610,000	1,134,000
Employee severance, litigation and other									33,040,000	4,382,000
Restructuring Reserve Settled With Cash									(5,668,000)	(1,906,000)
Restructuring Reserve	30,982,000				3,610,000				30,982,000	3,610,000
Lease Cancellation Costs and Other [Member]
Facility Consolidations Employee Severance and Other Details [Abstract]
Employee severance, litigation and other									11,100,000	19,185,000
Restructuring Reserve [Line Items]
Restructuring Reserve				20,290,000				2,857,000	20,290,000	2,857,000
Employee severance, litigation and other									11,100,000	19,185,000
Restructuring Reserve Settled With Cash									(13,537,000)	(1,752,000)
Restructuring Reserve	$ 17,853,000				$ 20,290,000				$ 17,853,000	$ 20,290,000

Legal Matters and Contingencies (Details) (CAD) In Millions, unless otherwise specified	Sep. 30, 2012	Apr. 27, 2009 Ontario Ministry of Health and Long-Term Care Civil Rebated Payment Order and Civil Complaint [Member]
Loss Contingencies [Line Items]
Initial Liability Assessment		5.8
loss contingency settlement agreement consideration	0.7

Litigation Settlements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Litigation Settlements Details [Abstract]
Antitrust Settlements Gain	$ 14.8	$ 0.9	$ 1.2	$ 14.8	$ 2.1	$ 20.7

Business Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Business Segment Information Details [Abstract]
Distribution of Pharmaceuticals as Historic Percentage of Total Revenue									95.00%
Segment Reporting Information [Line Items]
Revenue	$ 19,064,443	$ 19,326,807	$ 19,708,371	$ 19,981,185	$ 20,007,061	$ 19,763,001	$ 19,395,063	$ 19,530,534	$ 78,080,806	$ 78,695,659	$ 76,496,106
Operating income	318,766	324,386	377,060	283,403	239,290	313,438	361,927	274,865	1,303,615	1,189,520	1,087,338
Employee severance, litigation and other	27,419	4,135	9,027	3,559	23,567	0	0	0	44,140	23,567	(4,482)
Other loss	910	4,785	131	1	2,870	(62)	142	1,667	5,827	4,617	(3,372)
Interest expense, net	(23,137)	(23,771)	(23,375)	(22,286)	(19,693)	(18,505)	(18,935)	(19,015)	(92,569)	(76,148)	(71,790)
Income from continuing operations before income taxes	296,539	305,400	353,816	261,118	222,467	294,871	343,134	257,517	1,216,873	1,117,989	1,012,176
Assets	15,442,256				14,983,398				15,442,256	14,983,398
depreciation and amortization									134,375	101,362	79,501
Capital expenditures									133,292	156,142	175,687
Pharmaceutical Distribution [Member]
Segment Reporting Information [Line Items]
Revenue									76,940,544	78,444,933	76,272,582
Operating income									1,275,636	1,184,673	1,046,703
Assets	13,429,646				14,083,828				13,429,646	14,083,828
depreciation and amortization									106,028	90,005	67,946
Capital expenditures									85,980	143,584	166,130
Other Segment [Member]
Segment Reporting Information [Line Items]
Revenue									1,324,744	302,012	261,705
Operating income									72,119	28,414	36,153
Assets	1,349,757				391,406				1,349,757	391,406
depreciation and amortization									28,347	11,357	11,555
Capital expenditures									47,312	12,558	9,557
Intersegment eliminations [Member]
Segment Reporting Information [Line Items]
Revenue									(184,482)	(51,286)	(38,181)
Assets held for sale for seg disclosure [Member]
Segment Reporting Information [Line Items]
Assets	$ 662,853				$ 508,164				$ 662,853	$ 508,164

Fair Value of Financial Instruments (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Fair Value of Financial Instruments Details [Abstract]
Other Assets Fair Value Disclosure	$ 230,000,000	$ 491,100,000
Long Term Debt	1,395,931,000	1,343,101,000
Debt Instrument Fair Value	$ 1,584,700,000	$ 1,485,200,000

Quarterly Financial Information (Unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Quarterly Financial Information Unaudited Details [Abstract]
Revenue	$ 19,064,443,000	$ 19,326,807,000	$ 19,708,371,000	$ 19,981,185,000	$ 20,007,061,000	$ 19,763,001,000	$ 19,395,063,000	$ 19,530,534,000	$ 78,080,806,000	$ 78,695,659,000	$ 76,496,106,000
Cost of goods sold	18,350,626,000	18,658,941,000	19,028,630,000	19,407,923,000	19,411,228,000	19,130,042,000	18,727,657,000	18,967,755,000	75,446,120,000	76,236,682,000	74,217,685,000
Gross profit	713,817,000	667,866,000	679,741,000	573,262,000	595,833,000	632,959,000	667,406,000	562,779,000	2,634,686,000	2,458,977,000	2,278,421,000
Distribution, selling and administrative	329,138,000	303,812,000	262,421,000	257,185,000	298,883,000	293,701,000	281,261,000	264,177,000	1,152,556,000	1,138,022,000	1,112,864,000
Depreciation	31,550,000	29,552,000	26,603,000	25,123,000	24,314,000	22,760,000	21,116,000	20,570,000	112,828,000	88,760,000	67,007,000
Amortization	6,944,000	5,981,000	4,630,000	3,992,000	3,273,000	3,060,000	3,102,000	3,167,000	21,547,000	12,602,000	12,494,000
Distribution, selling and administrative expenses, depreciation and amortization	367,632,000	339,345,000	293,654,000	286,300,000	326,470,000	319,521,000	305,479,000	287,914,000	1,286,931,000	1,239,384,000
Employee severance, litigation and other	27,419,000	4,135,000	9,027,000	3,559,000	23,567,000	0	0	0	44,140,000	23,567,000	(4,482,000)
Intangible asset impairments	0	0	0	0	6,506,000	0	0	0	0	6,506,000	3,200,000
Operating income	318,766,000	324,386,000	377,060,000	283,403,000	239,290,000	313,438,000	361,927,000	274,865,000	1,303,615,000	1,189,520,000	1,087,338,000
Other (income) loss	(910,000)	(4,785,000)	(131,000)	(1,000)	(2,870,000)	62,000	(142,000)	(1,667,000)	(5,827,000)	(4,617,000)	3,372,000
Interest expense, net	23,137,000	23,771,000	23,375,000	22,286,000	19,693,000	18,505,000	18,935,000	19,015,000	92,569,000	76,148,000	71,790,000
Income from continuing operations before income taxes	296,539,000	305,400,000	353,816,000	261,118,000	222,467,000	294,871,000	343,134,000	257,517,000	1,216,873,000	1,117,989,000	1,012,176,000
Income taxes	106,090,000	115,223,000	134,673,000	99,526,000	78,648,000	113,122,000	130,893,000	97,831,000	455,512,000	420,494,000	385,237,000
Income from continuing operations	190,449,000	190,177,000	219,143,000	161,592,000	143,819,000	181,749,000	212,241,000	159,686,000	761,361,000	697,495,000	626,939,000
(Loss) income from discontinued operations, net of income tax expense of $4,841, $3,523, and $5,784 for fiscal 2012, 2011, and 2010, respectively	(26,955,000)	(8,906,000)	(7,038,000)	524,000	3,505,000	2,670,000	2,140,000	814,000	(42,375,000)	9,129,000	9,809,000
Net income	163,494,000	181,271,000	212,105,000	162,116,000	147,324,000	184,419,000	214,381,000	160,500,000	718,986,000	706,624,000	636,748,000
Earnings Per Share From Continuing Operations [Abstract]
Continuing operations basic	$ 0.78	$ 0.75	$ 0.85	$ 0.63	$ 0.54	$ 0.66	$ 0.77	$ 0.58	$ 3.01	$ 2.56	$ 2.22
Discontinued operations basic	$ (0.11)	$ (0.04)	$ (0.03)	$ 0	$ 0.01	$ 0.01	$ 0.01		$ (0.17)	$ 0.03	$ 0.03
Basic rounding		$ 0.01							$ 0	$ 0	$ 0.01
Continuing operations	$ 0.77	$ 0.74	$ 0.84	$ 0.61	$ 0.53	$ 0.65	$ 0.76	$ 0.57	$ 2.96	$ 2.51	$ 2.18
Earnings Per Share From Net Income [Abstract]
Earnings per Share Basic	$ 0.67	$ 0.72	$ 0.82	$ 0.63	$ 0.55	$ 0.67	$ 0.78	$ 0.58	$ 2.84	$ 2.59	$ 2.26
Discontinued operations	$ (0.11)	$ (0.03)	$ (0.03)		$ 0.01	$ 0.01	$ 0.01		$ (0.16)	$ 0.03	$ 0.03
Diluted rounding				$ 0.01					$ 0	$ 0	$ 0.01
Earnings Per Share Diluted	$ 0.66	$ 0.71	$ 0.81	$ 0.62	$ 0.54	$ 0.66	$ 0.77	$ 0.57	$ 2.8	$ 2.54	$ 2.22
Antitrust Settlements Gain	$ 14,800,000				$ 900,000	$ 1,200,000			$ 14,800,000	$ 2,100,000	$ 20,700,000

Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 01, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Subsequent Event Details [Abstract]
Dividend Increase Percentage	62.00%
Common Stock Dividends Per Share Cash Paid	$ 0.21	$ 0.52	$ 0.43	$ 0.32
Stock Repurchase Program, Authorized Amount	$ 750

Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Valuation and Qualifying Accounts Details [Abstract]
Balance of Allowance at Beginning of Period	$ 88,833	$ 93,849	$ 89,697
Valuation Allowances And Reserves Charged To Cost And Expense	23,058	37,878	41,697
Valuation Allowances And Reserves Charged To Other Accounts	0	62	0
Valuation Allowances And Reserves Deductions	(26,150)	(42,956)	(37,545)
Balance of Allowance at End of Period	$ 85,741	$ 88,833	$ 93,849